UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Global Fixed Income Opportunities Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: October 31,

Date of reporting period: October 31, 2020

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Morgan Stanley
Global Fixed Income
Opportunities Fund

Annual Report

October 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the Fund's Annual and Semi-Annual Reports to Shareholders ("Shareholder Reports") will no longer be sent by mail, unless you specifically request paper copies of the Shareholder Reports from the Fund or from your financial intermediary, such as a broker-dealer or a bank. Instead, the Shareholder Reports will be made available on the Fund's website, https://www.morganstanley.com/im/shareholderreports and you will be notified by mail each time a Shareholder Report is posted and provided with a website link to access the Shareholder Report. If you already elected to receive Shareholder Reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive Shareholder Reports and other communications from the Fund electronically anytime by contacting your financial intermediary or, if you are a direct investor, please follow the instructions on the envelope.

Beginning on January 1, 2019, you may elect to receive all future Shareholder Reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your Shareholder Reports. If you invest directly with the Fund, please follow the instructions on the envelope to let the Fund know you wish to continue receiving paper copies of your Shareholder Reports. Your election to receive Shareholder Reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	12
Portfolio of Investments	14
Statement of Assets and Liabilities	45
Statement of Operations	47
Statements of Changes in Net Assets	49
Notes to Financial Statements	50
Financial Highlights	73
Report of Independent Registered Public Accounting Firm	79
Investment Advisory Agreement Approval	80
Liquidity Risk Management Program	83
Privacy Notice	84
Trustee and Officer Information	87

Welcome Shareholder,

We are pleased to provide this Annual Report, in which you will learn how your investment in Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended October 31, 2020

Total Return for the 12 Months Ended October 31, 2020
Class A	Class L	Class I	Class C	Class IS	Class IR
2.43%	1.99%	2.68%	1.69%	2.76%	2.57%
Bloomberg Barclays Global Aggregate (Hedged USD) Index[1]	Global Fixed Income Opportunities Blend Index[2]	Lipper Global Income Funds Index[3]
4.32%	4.32%	5.55%

The performance of Morgan Stanley Global Fixed Income Opportunities Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

In the 12-month period ending October 31, 2020, the markets were dominated by the market sell-off in the first quarter of 2020 and subsequent rally in the second quarter of 2020. Over the period, global 10-year yields fell sharply, particularly in the U.S. where the 10-year Treasury fell by 82 basis points. Over the period, credit spreads are still wider on a rolling basis.

The final months of 2019 concluded a remarkable year, as the world's issues seemed to vanish and financial markets "melted up." By December 2019, government bond yields started to rise, driven by reduced trade tensions, better economic data and renewed optimism that the economic malaise that had consumed the world for the past two years was coming to an end.

Investment grade and high yield credit markets ended the 2019 calendar year with tighter credit spreads and strong performance. However, 2019's strong momentum came to a screeching halt once the coronavirus began its destructive path through the global economy.

The period from mid-February to March 6, 2020, was what we would call normal bear market; from March 6 to March 19, 2020 (marking the high in corporate spreads), a global panic; and then March 19 to March 31, 2020, a relief rally. The net result, of course, was that things were worse by the end. During the first period, bad news arrived but things still felt pretty normal, with equities weaker, credit spreads modestly wider and government bond yields, importantly, lower. However, the explosion of infections in Europe and impending lockdowns in the U.S. over the weekend of March 7, 2020, plus the announcement that the Organization of the Petroleum Exporting Countries (OPEC) and Russia were about to start a price war instead of agreeing to cut crude oil output, sent markets reeling. The entire world seemingly wanted U.S. dollar cash and were prepared to sell anything and everything to get it. Money markets convulsed, foreign exchange and government bond markets behaved erratically, and liquidity was challenged everywhere. Equities collapsed and credit spreads (and yields) soared.

In many ways this was a classic liquidity squeeze. The world wanted U.S. dollar cash, and nothing but U.S. dollar cash would do. This elicited an unprecedented response by monetary authorities worldwide. Rates were cut to the effective lower bound (where they were not already) and trillions of dollars were injected into money markets and bond markets. New programs were begun with a whole new set of acronyms (TALF, CPFF).(i) These helped significantly calm markets, particularly government bond markets, where yields had perversely rose significantly as virus and economic news worsened. By March 19, 2020, U.S. Treasury and other global government bond market yields began to fall, signaling success for the Federal Reserve's (Fed) first objective (to stabilize money markets) and lowering U.S. Treasury yields. Importantly, the rapid fall in U.S. Treasury yields allowed high quality corporate bond yields to fall as well, signaling help for the embattled private economy. Soon it became clear that selling, whether from risk reduction, redemptions or forced selling, was over, at least temporarily. Also in March 2020, the federal government launched its U.S. fiscal stabilization program, embodied in the CARES Act, which is helping to bridge the gap in providing support for household and business income while we wait for the virus infection rate to abate and the economy to reopen.

Government bond yields hit record low levels and record rich levels on some valuation measures. The virus-induced economic shutdown and the decline in oil prices hit credit markets with a double whammy, leading to historically poor performance of corporate bonds. The stressed liquidity conditions in the market could be seen in the flattening of the credit spread curve, as shorter maturity corporate bonds, which are often viewed as a cash surrogate, widened the most.

Extraordinary times were matched by extraordinary price action across markets, and movements in emerging market debt were no exception, as risk markets registered new historic lows in March 2020. The combination of the global slowdown, resulting from fighting COVID-19, and the drop in oil prices, related to both demand destruction and the ongoing friction between Saudi Arabia and Russia, has been challenging to say the least.

By the end of October 2020, many parts of the market had almost fully recovered from their March 2020 sell-off. However, leading into the U.S. election and amid a second wave of coronavirus cases, financial markets struggled to understand and react to all the possible scenarios and permutations. On one hand, bond yields rose significantly in the U.S. over the month of October 2020 but fell in most other countries. In fact, U.S. Treasury yields rose the most in one month since September 2018. This is unusual. Government bond yields generally move in the same direction or at least do not diverge as dramatically as they did in October 2020. Not too surprisingly, despite equity market weakness, hope of a large U.S. fiscal package (in a "blue wave" election scenario) and trust the Fed would continue to provide unwavering accommodation supported credit and mortgage markets whose spreads tightened. On the other hand, equities were hit by worries about capital gains tax increases and a deterioration in the regulatory environment. While in Europe, the effect of the COVID-19 wave was distinctly negative both in terms of growth and inflation.

(i)  Term asset-backed securities loan facility (TALF), commercial paper fund facility (CPFF).

Performance Analysis

All share classes of the Fund underperformed the Bloomberg Barclays Global Aggregate (Hedged USD) Index (the "Index"), the Global Fixed Income Opportunities Blend Index and the Lipper Global Income Funds Index for the 12 months ended October 31, 2020, assuming no deduction of applicable sales charges.

The portfolio's relative underperformance was mainly due to macro positioning, primarily across European, Canadian, U.K. and emerging market interest rates. Additionally, the Fund's positioning in external and quasi-sovereign emerging market spreads detracted from relative performance, as spreads were still wider on a rolling one-year basis. U.S. breakeven inflation rate positioning also detracted from relative performance, as inflation expectations collapsed in the first quarter of 2020, and the Fund subsequently closed out of its breakeven position.

Spread sector positioning helped offset some of the relative underperformance, particularly within the Fund's overweight positioning in investment grade corporate bonds as spreads recovered sharply in the second quarter of 2020. Convertible securities positioning also contributed to positive relative spread sector outperformance. The portfolio's positioning within securitized assets had an overall negative impact on relative performance as spreads widened over the period, although positioning in non-agency residential mortgage-backed securities helped offset some of the negative performance in the overall securitized sector.

Despite all the noise around the U.S. election and rising COVID-19 cases, we remain optimistic in the medium term and are not changing our investment outlook. Economic growth in the fourth quarter of 2020 is likely to be weaker than expected, but we expect a bigger bounce in 2021. We believe a modestly bullish position with respect to credit and emerging markets looks sensible with a fairly neutral bias to interest rate risk (favoring countries running easier monetary policies or those with more commitment to ease further). Emerging markets in particular could be well placed to perform well in the months ahead, in our view, as they have not experienced a second COVID-19 wave (never exited the first!); China and seasonality are supportive; and a Democratic administration, if confirmed the winner, will be likely more internationalist and less anti-globalist.

This outlook is predicated on the idea that monetary policy globally will continue on its easing trajectory (pandemic is more deflationary than inflationary), keeping liquidity abundant and government yields low, and that fiscal policy makers will ease further, although it may take some bad news on the COVID-19 front to act decisively. Moreover, the heavy sectoral impact of the pandemic strongly supports the case for further significant fiscal support. That said, we remain discriminating in our choice of assets and continue try to avoid the two tails of the risk spectrum: very high quality/low yielders and very low quality/high yielders, in credit, securitized and sovereign markets.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION* as of 10/31/20
Corporate Bonds	33.9%
Asset-Backed Securities	15.2
Sovereign	14.3
Short-Term Investments	12.3
Mortgages — Other	8.9
Agency Fixed Rate Mortgages	4.6
U.S. Treasury Securities	3.7
Investment Companies	3.3
Commercial Mortgage-Backed Securities	2.3
Variable Rate Senior Loan Interests	1.3
Collateralized Mortgage Obligations — Agency Collateral Series	0.2

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of October 31, 2020. Does not include open long/short futures contracts with a value of $32,686,588 and net unrealized appreciation of $64,863. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $1,949,561 and does not include open swap agreements with total unrealized depreciation of $2,990,953.

LONG-TERM CREDIT ANALYSIS as of 10/31/20
AAA	15.1%
AA	2.7
A	13.5
BBB	22.7
BB	11.1
B or Below	12.3
Not Rated	22.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition are stated as a percentage of total investments and all percentages for long-term credit analysis are stated as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" is an aggregation of the highest security level rating amongst Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch"), each a Nationally Recognized Statistical Ratings Organization ("NRSRO").

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80% of its assets in a portfolio of fixed-income securities. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. The Fund's "Adviser," Morgan Stanley Investment Management Inc. and/or "Sub-Adviser," Morgan Stanley Investment Management Limited, will allocate the Fund's investments among the following asset classes or market segments: (1) corporate securities, (2) residential and commercial mortgage-backed securities, (3) asset-backed securities, (4) emerging market securities, (5) convertible securities, (6) U.S. government securities and foreign sovereign debt, and (7) derivatives, including interest rate-related derivatives and currency derivatives. Securities may be rated either investment grade or below investment grade and denominated in any currency, hedged or un-hedged. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate. However, the Fund may invest up to 65% of its net assets in any one asset class or market segment. The Adviser and Sub-Adviser have the flexibility to select any combination of at least two asset classes of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. However, the holdings for each money market fund are posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Performance of $10,000 Investment—Class A
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2020 (unaudited)
Symbol	Class A Shares* (since 07/28/97) DINAX		Class L Shares** (since 07/28/97) DINCX	Class I Shares*** (since 07/28/97) DINDX	Class C Shares† (since 04/30/15) MSIPX		Class IS Shares†† (since 09/13/13) MGFOX	Class IR Shares††† (since 06/15/18) MFIRX
1 Year	2.43 –0.86[5]	%[4]	1.99 —%[4]	2.68 —%[4]	1.69 0.70[5]	%[4]	2.76 —%[4]	2.57 —%[4]
5 Years	4.45[4] 3.74[5]		4.15[4] —	4.74[4] —	3.68[4] 3.68[5]		4.81[4] —	— —
10 Years	4.81[4] 4.47[5]		4.45[4] —	5.12[4] —	— —		— —	— —
Since Inception	4.09[4] 3.94[5]		3.57[4] —	4.37[4] —	2.87[4] 2.87[5]		4.74[4] —	4.95[4] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class IS and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 3.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class IS has no sales charge.

†††  Class IR has no sales charge.

(1)  The Bloomberg Barclays Global Aggregate (Hedged USD) Index provides a broad-based measure of the global investment grade fixed-rate debt markets. Currency exposure is hedged to the U.S. dollar. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Global Fixed Income Opportunities Blend Index is a performance linked benchmark of the old benchmark represented by the Bloomberg Barclays Global Aggregate Index (unhedged USD) (a benchmark that provides a broad-based measure of the global investment grade fixed-rate debt markets with returns in unhedged USD) from the Fund's inception to December 31, 2016 to the new benchmark represented by the Bloomberg Barclays Global Aggregate (Hedged USD) Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Lipper Global Income Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Income Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Global Income Funds classification as of the date of this report.

(4)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2020.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/20 – 10/31/20.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	05/01/20	10/31/20	05/01/20 – 10/31/20
Class A
Actual (7.56% return)	$1,000.00	$1,075.60	$4.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.06	$4.12
Class L
Actual (7.45% return)	$1,000.00	$1,074.50	$5.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.91	$5.28
Class I
Actual (7.80% return)	$1,000.00	$1,078.00	$2.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.37	$2.80
Class C
Actual (7.18% return)	$1,000.00	$1,071.80	$8.07
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.34	$7.86
Class IS
Actual (7.85% return)	$1,000.00	$1,078.50	$2.46
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.77	$2.39
Class IR
Actual (7.65% return)	$1,000.00	$1,076.50	$2.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.77	$2.39

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.81%, 1.04%, 0.55%, 1.55%, 0.47% and 0.47% for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 184/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.82%, 1.05%, 0.56%, 1.57%, 0.48% and 21.07% for Class A, Class L, Class I, Class C, Class IS and Class IR shares, respectively.

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Corporate Bonds (34.6%)
		Australia (1.3%)
		Basic Materials
	$2,200	Glencore Funding LLC (a)	3.875%	10/27/27	$2,401,991
	245	Infrabuild Australia Pty Ltd. (a)	12.00	10/01/24	243,775
	1,275	Newcastle Coal Infrastructure Group Pty Ltd. (a)	4.40	09/29/27	1,250,094
					3,895,860
		Energy
EUR	1,000	APT Pipelines Ltd.	2.00	03/22/27	1,289,895
	$1,200	APT Pipelines Ltd. (a)	4.20	03/23/25	1,317,195
	2,098	Santos Finance Ltd.	4.125	09/14/27	2,157,877
					4,764,967
		Finance
	1,375	Macquarie Group Ltd. (a)	4.15	03/27/24	1,474,451
		Industrials
EUR	1,600	Aurizon Network Pty Ltd.	3.125	06/01/26	2,132,377
		Total Australia			12,267,655
		Belgium (0.4%)
		Basic Materials
	700	Solvay Finance SA	5.425	(b)	883,643
		Consumer, Non-Cyclical
	1,750	Anheuser-Busch InBev SA	3.70	04/02/40	2,725,734
		Total Belgium			3,609,377
		Brazil (1.3%)
		Basic Materials
	$1,160	Braskem Netherlands Finance BV (a)	4.50	01/31/30	1,072,768
		Consumer, Non-Cyclical
	1,225	Minerva Luxembourg SA (a)	5.875	01/19/28	1,274,318
		Energy
	2,400	Petrobras Global Finance BV	5.093	01/15/30	2,516,352
	880	Petrobras Global Finance BV	6.75	06/03/50	966,830
					3,483,182

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Finance
$2,870	Banco Bradesco SA (a)	3.20%	01/27/25	$2,905,904
3,725	Itau Unibanco Holding SA (a)	2.90	01/24/23	3,758,562
				6,664,466
	Total Brazil			12,494,734
	Burkina Faso (0.2%)
	Basic Materials
1,930	IAMGOLD Corp. (a)(c)	5.75	10/15/28	1,933,957
	Canada (0.6%)
	Basic Materials
350	Baffinland Iron Mines Corp./Baffinland Iron Mines LP (a)	8.75	07/15/26	367,435
1,600	NOVA Chemicals Corp. (a)	4.875	06/01/24	1,585,720
				1,953,155
	Communications
1,729	Shopify, Inc.	0.125	11/01/25	1,899,739
	Consumer, Non-Cyclical
2,070	Garda World Security Corp. (a)	9.50	11/01/27	2,213,223
	Industrials
325	Titan Acquisition Ltd./Titan Co-Borrower LLC (a)	7.75	04/15/26	325,000
	Total Canada			6,391,117
	Cayman Islands (0.3%)
	Communications
990	Meituan (a)	3.05	10/28/30	993,733
	Finance
2,000	Banco del Pacifico SA	8.75	12/20/24	1,900,000
	Total Cayman Islands			2,893,733
	China (0.8%)
	Basic Materials
1,080	CNAC HK Finbridge Co. Ltd.	3.875	06/19/29	1,140,550
	Communications
2,000	Baidu, Inc.	2.875	07/06/22	2,058,675
400	Tencent Holdings Ltd.	2.985	01/19/23	416,778
2,100	Tencent Holdings Ltd. (a)	3.595	01/19/28	2,298,818
				4,774,271

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Finance
	$1,720	Country Garden Holdings Co., Ltd.	7.25%	04/08/26	$1,926,185
		Total China			7,841,006
		Colombia (0.1%)
		Communications
	325	Millicom International Cellular SA	6.625	10/15/26	350,675
		Finance
	920	Grupo Aval Ltd. (a)	4.375	02/04/30	897,000
		Total Colombia			1,247,675
		Denmark (0.1%)
		Finance
	850	Danske Bank A/S (a)	5.00	01/12/23	887,045
		France (1.9%)
		Communications
EUR	1,750	Orange SA	5.00	(b)	2,411,252
		Energy
	2,300	TOTAL SA	2.708	(b)	2,764,092
	$600	TOTAL SA, Series FP	0.50	12/02/22	591,093
					3,355,185
		Finance
EUR	2,500	AXA SA	3.25	05/28/49	3,266,852
	$2,400	BNP Paribas SA (a)	2.819	11/19/25	2,540,540
EUR	1,500	BNP Paribas SA	2.875	10/01/26	1,952,377
	$1,875	BPCE SA (a)	5.15	07/21/24	2,100,676
EUR	2,000	Credit Agricole Assurances SA	4.50	(b)	2,565,491
					12,425,936
		Total France			18,192,373
		Germany (1.5%)
		Consumer, Cyclical
	$1,300	Daimler Finance North America LLC (a)	2.70	06/14/24	1,377,816
EUR	1,400	Volkswagen International Finance N.V.	4.625	(b)	1,728,341
	1,400	Volkswagen International Finance N.V., Series 10Y	1.875	03/30/27	1,775,984
					4,882,141

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Consumer, Non-Cyclical
EUR	825	Techem Verwaltungsgesellschaft 675 mbH (a)	2.00%	07/15/25	$914,063
		Energy
	2,400	Wintershall Dea Finance BV	1.332	09/25/28	2,725,835
		Finance
	$2,625	Deutsche Bank AG	3.15	01/22/21	2,637,929
EUR	2,400	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.25	05/26/49	3,220,581
					5,858,510
		Total Germany			14,380,549
		India (0.4%)
		Communications
	$1,150	Bharti Airtel International Netherlands BV (a)	5.35	05/20/24	1,250,957
	600	Bharti Airtel Ltd.	4.375	06/10/25	637,148
					1,888,105
		Energy
	1,800	ONGC Videsh Vankorneft Pte Ltd.	3.75	07/27/26	1,887,350
		Total India			3,775,455
		Ireland (0.4%)
		Communications
EUR	1,250	Eircom Finance DAC	3.50	05/15/26	1,459,202
		Finance
	$1,775	Avolon Holdings Funding Ltd. (a)	2.875	02/15/25	1,676,264
		Industrials
	1,275	Park Aerospace Holdings Ltd. (a)	5.25	08/15/22	1,313,564
		Total Ireland			4,449,030
		Israel (0.0%)
		Consumer, Non-Cyclical
	421	Teva Pharmaceutical Finance Netherlands III BV	2.20	07/21/21	415,228
		Italy (1.1%)
		Finance
EUR	1,900	Assicurazioni Generali SpA	5.50	10/27/47	2,585,477
	$1,000	Intesa Sanpaolo SpA (a)	6.50	02/24/21	1,017,089
	2,150	UniCredit SpA (a)	6.572	01/14/22	2,275,249
					5,877,815

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
	$3,000	Enel Finance International N.V. (a)	4.25%	09/14/23	$3,284,988
EUR	1,400	Enel SpA	2.50	11/24/78	1,665,159
					4,950,147
		Total Italy			10,827,962
		Jersey (0.3%)
		Energy
	$2,825	Galaxy Pipeline Assets Bidco Ltd. (a)(d)	2.625	03/31/36	2,822,257
		Luxembourg (0.1%)
		Basic Materials
EUR	100	INEOS Finance PLC	2.125	11/15/25	110,269
		Consumer, Non-Cyclical
	500	Eurofins Scientific SE	4.875	(b)	611,360
		Total Luxembourg			721,629
		Mexico (0.8%)
		Energy
	2,100	Petroleos Mexicanos	2.50	08/21/21	2,423,699
	$2,000	Petroleos Mexicanos	6.49	01/23/27	1,866,000
	1,000	Petroleos Mexicanos (a)(c)	6.875	10/16/25	990,000
	700	Petroleos Mexicanos	6.95	01/28/60	548,293
	700	Petroleos Mexicanos	7.69	01/23/50	582,621
					6,410,613
		Finance
	1,600	Banco Actinver SA/Grupo GICSA SAB de CV (a)	4.80	12/18/34	1,176,000
		Total Mexico			7,586,613
		Netherlands (0.9%)
		Communications
EUR	2,000	UPC Holding BV	3.875	06/15/29	2,259,421
		Consumer, Non-Cyclical
	1,000	Q-Park Holding I BV (a)	1.50	03/01/25	1,019,302
		Finance
	2,000	ASR Nederland N.V.	5.00	(b)	2,566,574
	2,000	NN Group N.V.	4.50	(b)	2,579,824
					5,146,398

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Utilities
	$310	InterGen (a)	7.00%	06/30/23	$294,112
		Total Netherlands			8,719,233
		Norway (0.2%)
		Energy
	1,825	Aker BP ASA (a)	4.75	06/15/24	1,877,353
		Peru (0.1%)
		Industrials
	1,000	Lima Metro Line 2 Finance Ltd. (a)	4.35	04/05/36	1,095,375
		Spain (1.2%)
		Communications
EUR	1,000	Telefonica Europe BV	5.875	(b)	1,266,522
		Consumer, Non-Cyclical
	425	Grifols SA (a)	2.25	11/15/27	489,247
		Energy
	1,000	Repsol International Finance BV	4.50	03/25/75	1,208,324
		Finance
	1,600	Banco Santander SA	3.125	01/19/27	2,072,067
	$1,600	Banco Santander SA	5.179	11/19/25	1,825,723
EUR	2,300	CaixaBank SA	2.25	04/17/30	2,690,666
	900	Inmobiliaria Colonial Socimi SA	2.00	04/17/26	1,109,163
					7,697,619
		Utilities
	900	IE2 Holdco SAU	2.875	06/01/26	1,188,865
	237	NorteGas Energia Distribucion SAU	2.065	09/28/27	300,335
					1,489,200
		Total Spain			12,150,912
		Sweden (0.2%)
		Finance
	1,450	Intrum AB	3.125	07/15/24	1,597,905
		Switzerland (0.5%)
		Basic Materials
	$1,000	Syngenta Finance N.V. (a)	4.441	04/24/23	1,057,912

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Finance
	$1,300	Credit Suisse Group AG (a)	2.593%	09/11/25	$1,363,380
	1,375	UBS AG	5.125	05/15/24	1,513,559
					2,876,939
		Industrials
CHF	660	Sika AG	0.15	06/05/25	929,952
		Total Switzerland			4,864,803
		Turkey (0.1%)
		Basic Materials
	$1,227	Eldorado Gold Corp. (a)	9.50	06/01/24	1,329,632
		United Kingdom (2.3%)
		Consumer, Non-Cyclical
	1,500	BAT Capital Corp.	2.259	03/25/28	1,498,061
	2,350	Imperial Brands Finance PLC (a)	3.125	07/26/24	2,489,584
					3,987,645
		Energy
GBP	900	BP Capital Markets PLC	2.274	07/03/26	1,263,906
	$1,075	BP Capital Markets PLC	4.375	(b)	1,112,625
	1,075	BP Capital Markets PLC	4.875	(b)	1,125,568
					3,502,099
		Finance
EUR	1,700	Aviva PLC	3.875	07/03/44	2,154,602
	$3,400	HSBC Holdings PLC	2.633	11/07/25	3,564,710
	1,000	HSBC Holdings PLC	4.375	11/23/26	1,123,572
GBP	1,000	Lloyds Banking Group PLC	2.25	10/16/24	1,347,565
	$1,375	Lloyds Banking Group PLC	4.375	03/22/28	1,596,106
EUR	900	Lloyds Banking Group PLC	4.947	(b)	1,045,552
	$501	Santander UK PLC (a)	5.00	11/07/23	548,698
	1,926	Standard Chartered PLC (a)	4.644	04/01/31	2,244,161
					13,624,966
		Utilities
GBP	850	NGG Finance PLC	5.625	06/18/73	1,244,751
		Total United Kingdom			22,359,461

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		United States (17.3%)
		Basic Materials
	$325	Chemours Co. (The) (c)	7.00%	05/15/25	$327,763
	375	Cornerstone Chemical Co. (a)	6.75	08/15/24	353,867
	1,600	Georgia-Pacific LLC (a)	2.30	04/30/30	1,678,285
	325	Hexion, Inc. (a)(c)	7.875	07/15/27	337,797
	350	JW Aluminum Continuous Cast Co. (a)	10.25	06/01/26	368,746
	365	Neon Holdings, Inc. (a)	10.125	04/01/26	387,812
	350	Rain CII Carbon LLC/CII Carbon Corp. (a)	7.25	04/01/25	346,281
					3,800,551
		Communications
EUR	1,100	AT&T, Inc.	1.80	09/05/26	1,392,084
	$3,425	AT&T, Inc.	2.25	02/01/32	3,365,718
GBP	1,200	AT&T, Inc.	2.90	12/04/26	1,707,595
	$1,100	Booking Holdings, Inc.	0.90	09/15/21	1,151,074
	900	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/25	1,037,519
	1,950	Comcast Corp.	1.95	01/15/31	1,990,907
	525	Comcast Corp.	3.40	04/01/30	601,486
	2,175	Level 3 Financing, Inc. (a)	3.40	03/01/27	2,331,785
	350	Liberty Interactive LLC	8.25	02/01/30	379,531
	1,000	MDC Partners, Inc. (a)	6.50	05/01/24	958,330
	905	Netflix, Inc. (a)	4.875	06/15/30	1,034,528
	350	ORBCOMM, Inc. (a)(c)	8.00	04/01/24	356,892
	785	Palo Alto Networks, Inc.	0.75	07/01/23	843,589
	400	Photo Holdings Merger Sub, Inc. (a)	8.50	10/01/26	372,688
	2,700	Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/ Sprint Spectrum Co., III LLC (a)	4.738	09/20/29	2,945,281
	975	T-Mobile USA, Inc. (a)	2.25	11/15/31	965,474
	1,410	TEGNA, Inc. (a)	4.625	03/15/28	1,393,898
	1,660	Twitter, Inc.	1.00	09/15/21	1,661,004
					24,489,383
		Consumer, Cyclical
	1,427	American Axle & Manufacturing, Inc.	6.50	04/01/27	1,435,919
	400	American Greetings Corp. (a)	8.75	04/15/25	391,458
	850	Aramark Services, Inc.	4.75	06/01/26	845,962
	645	Aramark Services, Inc. (a)	6.375	05/01/25	677,334
	1,210	Boyd Gaming Corp.	4.75	12/01/27	1,179,230
	1,000	Century Communities, Inc.	5.875	07/15/25	1,033,645
	699	Ford Motor Credit Co., LLC	3.096	05/04/23	691,136

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,825	General Motors Financial Co., Inc.	2.90%	02/26/25	$1,897,252
	2,375	General Motors Financial Co., Inc.	4.30	07/13/25	2,590,684
	900	Hyundai Capital America (a)	2.375	02/10/23	926,370
	1,000	Hyundai Capital America (a)	3.00	02/10/27	1,045,508
EUR	1,525	International Game Technology PLC	3.50	06/15/26	1,682,525
	$3,975	Las Vegas Sands Corp.	3.20	08/08/24	4,023,357
	750	Las Vegas Sands Corp.	3.50	08/18/26	759,728
	350	PetSmart, Inc. (a)	8.875	06/01/25	358,750
	3,904	Resort at Summerlin LP, Series B (e)(f)(g)(h)(i)	13.00	12/15/07	—
	3,700	Resorts World Las Vegas LLC/RWLV Capital, Inc. (a)	4.625	04/16/29	3,427,577
	400	Rite Aid Corp.	7.70	02/15/27	309,040
	1,675	TJX Cos., Inc. (The)	3.875	04/15/30	1,987,265
	325	TPro Acquisition Corp. (a)	11.00	10/15/24	327,438
	325	Vista Outdoor, Inc.	5.875	10/01/23	329,028
					25,919,206
		Consumer, Non-Cyclical
	2,425	AbbVie, Inc. (a)	3.20	11/21/29	2,663,508
	300	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a)	9.75	07/15/27	320,478
	1,650	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (a)(c)	5.75	07/15/27	1,551,866
	2,125	Bausch Health Americas, Inc. (a)	8.50	01/31/27	2,326,524
	920	BioMarin Pharmaceutical, Inc. (c)	0.599	08/01/24	948,750
	325	Capitol Investment Merger Sub 2 LLC (a)(c)	10.00	08/01/24	345,482
	1,450	Cigna Corp.	2.40	03/15/30	1,506,053
	900	Cigna Corp.	3.05	10/15/27	991,022
	450	Coty, Inc. (a)(c)	6.50	04/15/26	352,823
	2,100	CVS Health Corp.	3.75	04/01/30	2,384,853
	307	Dole Food Co., Inc. (a)	7.25	06/15/25	308,119
	400	H-Food Holdings LLC/Hearthside Finance Co., Inc. (a)	8.50	06/01/26	400,610
	350	HLF Financing Sarl LLC/Herbalife International, Inc. (a)	7.25	08/15/26	360,827
	1,050	Intercept Pharmaceuticals, Inc.	3.25	07/01/23	738,786
	1,175	Jazz Investments I Ltd.	1.875	08/15/21	1,183,779
	1,450	Post Holdings, Inc. (a)	5.50	12/15/29	1,569,661
	1,150	Procter & Gamble Co. (The)	3.00	03/25/30	1,324,318
	325	Radiology Partners, Inc. (a)(c)	9.25	02/01/28	347,256
	1,850	Select Medical Corp. (a)	6.25	08/15/26	1,954,599

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,500	Sotheby's (a)(c)	7.375%	10/15/27	$1,532,535
	1,800	Tenet Healthcare Corp. (a)	6.125	10/01/28	1,749,375
EUR	2,400	Thermo Fisher Scientific, Inc.	0.875	10/01/31	2,909,650
	$350	US Renal Care, Inc. (a)	10.625	07/15/27	373,625
					28,144,499
		Diversified
	395	Trident TPI Holdings, Inc. (a)	6.625	11/01/25	393,477
		Energy
	2,350	Concho Resources, Inc.	4.30	08/15/28	2,699,579
	2,050	Diamondback Energy, Inc.	2.875	12/01/24	2,077,372
	1,460	Endeavor Energy Resources LP/EER Finance, Inc. (a)	5.75	01/30/28	1,516,940
	645	Global Partners LP/GLP Finance Corp. (a)	6.875	01/15/29	665,914
	975	Global Partners LP/GLP Finance Corp.	7.00	08/01/27	1,006,556
	3,725	Occidental Petroleum Corp.	2.90	08/15/24	3,105,905
	1,025	PBF Holding Co., LLC/PBF Finance Corp. (a)	6.00	02/15/28	396,496
	2,250	Rockies Express Pipeline LLC (a)	3.60	05/15/25	2,250,000
					13,718,762
		Finance
	330	Acrisure LLC/Acrisure Finance, Inc. (a)	10.125	08/01/26	366,247
	800	Air Lease Corp.	2.25	01/15/23	805,008
	1,525	Air Lease Corp.	2.30	02/01/25	1,500,744
	1,000	American Tower Corp.	2.40	03/15/25	1,058,832
	3,875	Bank of America Corp. MTN	4.25	10/22/26	4,486,063
	544	Citigroup, Inc.	2.666	01/29/31	571,474
	707	Citigroup, Inc.	2.976	11/05/30	760,719
	1,506	Citigroup, Inc.	4.412	03/31/31	1,790,263
	3,050	Citigroup, Inc.	5.50	09/13/25	3,619,545
	1,375	Crown Castle International Corp.	3.30	07/01/30	1,500,787
	1,950	Discover Bank	2.45	09/12/24	2,052,181
	350	Enova International, Inc. (a)	8.50	09/01/24	322,401
	375	Enova International, Inc. (a)	8.50	09/15/25	345,938
	300	Five Point Operating Co. LP/Five Point Capital Corp. (a)	7.875	11/15/25	300,563
EUR	1,800	Goldman Sachs Group, Inc. (The)	2.00	11/01/28	2,332,371
	$1,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	1,039,840
	400	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.375	12/15/25	411,004

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,125	Jefferies Finance LLC/JFIN Co-Issuer Corp. (a)	6.25%		06/03/26	$1,147,613
	1,975	JPMorgan Chase & Co.	3.702		05/06/30	2,257,125
	2,625	JPMorgan Chase & Co.	4.125		12/15/26	3,045,981
	800	JPMorgan Chase Bank NA	0.00	(j)	12/30/20	810,863
	1,000	Lions Gate Capital Holdings LLC (a)	5.875		11/01/24	943,645
	2,075	Metropolitan Life Global Funding I (a)	2.95		04/09/30	2,315,972
EUR	1,850	Prologis Euro Finance LLC	1.875		01/05/29	2,427,730
	$373	Provident Funding Associates LP/PFG Finance Corp. (a)	6.375		06/15/25	367,785
	1,370	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. (a)	3.875		03/01/31	1,351,163
	1,075	Synchrony Bank	3.00		06/15/22	1,110,816
	375	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (a)	7.125		12/15/24	359,258
	1,325	Wells Fargo & Co.	2.879		10/30/30	1,411,326
	1,425	Wells Fargo & Co.	5.013		04/04/51	1,934,568
						42,747,825
		Industrials
	1,350	Berry Global, Inc. (a)(c)	4.50		02/15/26	1,370,567
	1,775	Boeing Co. (The)	2.70		02/01/27	1,729,095
	1,650	Boeing Co. (The)	5.15		05/01/30	1,826,858
	1,325	Deere & Co.	3.10		04/15/30	1,504,723
	895	Grinding Media, Inc./Moly-Cop AltaSteel Ltd. (a)	7.375		12/15/23	906,188
	350	LABL Escrow Issuer LLC (a)	10.50		07/15/27	376,906
	1,475	Mauser Packaging Solutions Holding Co. (a)	7.25		04/15/25	1,424,776
	1,100	TransDigm, Inc.	5.50		11/15/27	1,075,965
	240	Werner FinCo LP/Werner FinCo, Inc. (a)(c)	8.75		07/15/25	225,275
						10,440,353
		Technology
	939	Akamai Technologies, Inc.	0.375		09/01/27	1,005,904
	325	Banff Merger Sub, Inc. (a)	9.75		09/01/26	342,062
	325	Blackboard, Inc. (a)	10.375		11/15/24	329,266
	2,150	Dell International LLC/EMC Corp. (a)	4.00		07/15/24	2,337,919
EUR	2,150	Fidelity National Information Services, Inc.	1.50		05/21/27	2,693,640
	$300	Granite Merger Sub 2, Inc. (a)	11.00		07/15/27	326,381
	1,110	J2 Global, Inc. (a)	4.625		10/15/30	1,123,570
	1,325	NVIDIA Corp.	2.85		04/01/30	1,470,590
	2,475	Oracle Corp.	2.95		04/01/30	2,729,160
	257	Rackspace Hosting, Inc. (a)	8.625		11/15/24	267,858

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,250	Verint Systems, Inc.	1.50%	06/01/21	$1,275,781
	300	Veritas US, Inc./Veritas Bermuda Ltd. (a)	7.50	02/01/23	299,594
					14,201,725
		Utilities
	1,725	Calpine Corp. (a)	4.50	02/15/28	1,757,775
	775	NiSource, Inc.	3.60	05/01/30	881,712
	1,625	Pacific Gas and Electric Co.	2.50	02/01/31	1,539,805
					4,179,292
		Total United States			168,035,073
		Zambia (0.2%)
		Basic Materials
	1,930	First Quantum Minerals Ltd. (a)	6.875	10/15/27	1,927,568
		Total Corporate Bonds (Cost $331,682,549)			336,694,710
		Sovereign (14.6%)
		Australia (2.9%)
AUD	3,000	Australia Government Bond	1.00	12/21/30	2,144,286
	21,500	Australia Government Bond	2.50	05/21/30	17,506,512
	5,700	Australia Government Bond	2.75	11/21/29	4,711,962
	4,700	Australia Government Bond	3.00	03/21/47	4,204,782
		Total Australia			28,567,542
		Austria (0.3%)
EUR	1,620	Republic of Austria Government Bond (a)	0.85	06/30/20	2,493,110
	200	Republic of Austria Government Bond (a)	2.10	09/20/17	524,860
		Total Austria			3,017,970
		Belarus (0.2%)
	$1,600	Republic of Belarus Ministry of Finance (a)	6.378	02/24/31	1,515,696
		Brazil (0.2%)
	2,000	Brazilian Government International Bond (c)	3.875	06/12/30	2,028,500
		China (0.8%)
CNY	32,000	China Government Bond	2.36	07/02/23	4,706,845
	17,000	China Government Bond	3.13	11/21/29	2,520,054
		Total China			7,226,899
		Croatia (0.5%)
EUR	3,400	Croatia Government International Bond	2.75	01/27/30	4,630,602

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		Dominican Republic (0.3%)
	$2,870	Dominican Republic International Bond (a)	5.875%		01/30/60	$2,755,200
		Ecuador (0.1%)
	101	Ecuador Government International Bond (a)	0.00	(j)	07/31/30	46,658
	276	Ecuador Government International Bond (a)	0.50		07/31/30	184,883
	723	Ecuador Government International Bond (a)	0.50		07/31/35	398,630
	331	Ecuador Government International Bond (a)	0.50		07/31/40	165,713
		Total Ecuador				795,884
		Egypt (0.7%)
	1,120	Egypt Government International Bond (a)	5.25		10/06/25	1,114,400
EUR	2,600	Egypt Government International Bond (a)	4.75		04/16/26	2,929,662
	1,300	Egypt Government International Bond (a)	6.375		04/11/31	1,452,666
	$1,000	Egypt Government International Bond (a)	8.15		11/20/59	950,432
	680	Egypt Government International Bond (a)	8.875		05/29/50	689,204
		Total Egypt				7,136,364
		El Salvador (0.1%)
	1,800	El Salvador Government International Bond (a)	7.125		01/20/50	1,350,000
		Ghana (0.1%)
	230	Ghana Government International Bond	8.627		06/16/49	202,808
	760	Ghana Government International Bond (a)	8.95		03/26/51	684,674
		Total Ghana				887,482
		Greece (0.9%)
EUR	2,500	Hellenic Republic Government Bond (a)	1.50		06/18/30	3,063,394
	1,000	Hellenic Republic Government Bond (a)	1.875		02/04/35	1,274,660
	3,400	Hellenic Republic Government Bond (a)	3.375		02/15/25	4,465,613
		Total Greece				8,803,667
		Indonesia (2.3%)
	1,500	Indonesia Government International Bond	1.45		09/18/26	1,794,503
	2,700	Indonesia Government International Bond	1.75		04/24/25	3,279,174
	$2,000	Indonesia Government International Bond	4.20		10/15/50	2,313,046
IDR	108,000,000	Indonesia Treasury Bond	7.00		09/15/30	7,609,846
	34,673,000	Indonesia Treasury Bond	8.25		05/15/29	2,612,625
	39,000,000	Indonesia Treasury Bond	8.375		03/15/34	2,903,333
	$1,400	Perusahaan Listrik Negara PT (a)	6.25		01/25/49	1,820,000
		Total Indonesia				22,332,527

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Italy (0.5%)
EUR	4,200	Italy Buoni Poliennali Del Tesoro (a)	1.80%	03/01/41	$5,258,606
		Jamaica (0.2%)
	$1,800	Jamaica Government International Bond	8.00	03/15/39	2,403,000
		Mexico (0.7%)
MXN	125,000	Mexican Bonos	7.75	05/29/31	6,568,017
		New Zealand (0.9%)
NZD	10,200	New Zealand Government Bond	2.75	04/15/37	8,549,764
		Nigeria (0.3%)
	$1,700	Africa Finance Corp. (a)	4.375	04/17/26	1,829,486
	1,400	Nigeria Government International Bond (a)	9.248	01/21/49	1,427,230
		Total Nigeria			3,256,716
		Paraguay (0.3%)
	2,120	Paraguay Government International Bond (a)	4.95	04/28/31	2,480,400
		Qatar (0.4%)
	1,200	Qatar Government International Bond (a)	3.75	04/16/30	1,395,775
	2,100	Qatar Government International Bond	5.103	04/23/48	2,901,656
		Total Qatar			4,297,431
		Russia (0.4%)
	2,600	Russian Foreign Bond - Eurobond	5.625	04/04/42	3,427,078
		Senegal (0.2%)
	1,800	Senegal Government International Bond	6.25	05/23/33	1,837,800
		Serbia (0.2%)
EUR	1,200	Serbia International Bond (a)	3.125	05/15/27	1,522,852
		South Africa (0.9%)
	$1,500	Eskom Holdings SOC Ltd.	7.125	02/11/25	1,408,944
ZAR	132,000	Republic of South Africa Government Bond	8.00	01/31/30	7,468,991
		Total South Africa			8,877,935
		Supernational (0.2%)
	$2,200	Banque Ouest Africaine de Developpement (a)	4.70	10/22/31	2,314,554
		Total Sovereign (Cost $135,708,177)			141,842,486

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (4.7%)
$1	Federal Home Loan Mortgage Corporation, Gold Pool:	6.50%		10/01/32	$775
	Federal National Mortgage Association, Conventional Pools:
25		6.50		05/01/28 - 01/01/32	29,597
4		7.00		07/01/31 - 11/01/32	3,801
	November TBA:
30,000	(k)	2.00		11/15/50	30,945,703
14,000	(k)	3.00		11/12/50	14,633,376
	Government National Mortgage Association, Various Pools:
7		7.50		07/20/25	7,398
25		8.00		02/15/22 - 05/15/30	28,093
	Total Agency Fixed Rate Mortgages (Cost $43,642,214)				45,648,743
	Asset-Backed Securities (15.6%)
621	Aaset Trust (a)	3.844		05/15/39	583,810
997	ABFC Trust, 1 Month USD LIBOR + 1.05%	1.199	(l)	08/25/33	990,455
1,211	Accredited Mortgage Loan Trust, 1 Month USD LIBOR + 0.60%	0.749	(l)	04/25/34	1,194,470
864	American Credit Acceptance Receivables Trust (a)	3.80		09/12/25	878,551
1,000	American Homes 4 Rent (a)	5.885		04/17/52	1,097,718
1,500	American Homes 4 Rent Trust (a)	6.231		10/17/36	1,692,195
2,449	AMSR Trust (a)	3.867	(l)	01/19/39	2,447,116
1,100	Aqua Finance Trust (a)	3.47		07/16/40	1,143,874
126	Asset-Backed Securities Corp. Home Equity Loan Trust, 1 Month USD LIBOR + 0.19%	0.339	(l)	03/25/36	124,605
	Avant Loans Funding Trust
700	(a)	3.15		10/15/26	703,533
1,075	(a)	5.00		11/17/25	1,078,125
505	Bear Stearns Asset-Backed Securities Trust	3.346	(l)	07/25/36	506,640
793	Business Loan Express Business Loan Trust, 1 Month USD LIBOR + 0.40% (a)	0.551	(l)	10/20/40	711,567
1,000	Carnow Auto Receivables Trust (a)	3.36		06/17/24	1,015,392
	Cascade Funding Mortgage Trust
1,800	(a)	7.302	(l)	04/25/30	1,916,563
2,000	(a)	9.798	(l)	04/25/30	2,109,856
1,503	Cascade MH Asset Trust (a)	4.00	(l)	11/25/44	1,547,425
1,000	CFMT 2020-HB3 LLC (a)	9.799	(l)	05/25/30	1,007,500

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$1,086	Chase Funding Loan Acquisition Trust	5.50%		08/25/34	$1,133,508
391	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (a)	1.551	(l)	03/20/43	383,422
800	Citigroup Mortgage Loan Trust, Inc., 1 Month USD LIBOR + 2.00% (a)	2.149	(l)	07/25/44	832,423
406	CLUB Credit Trust (a)	5.02		09/15/23	409,458
	Conn's Receivables Funding LLC
1,200	(a)	3.62		06/17/24	1,188,468
1,000	(a)	4.27		06/16/25	1,000,834
3,500	(a)	4.60		06/17/24	3,455,749
1,358	(a)	5.29		10/16/23	1,338,333
	Consumer Loan Underlying Bond Credit Trust
2,250	(a)	3.48		12/15/26	2,265,560
2,500	(a)	4.41		10/15/26	2,423,930
1,031	(a)	5.21		07/15/25	1,023,698
1,500	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 1.575%	1.724	(l)	03/25/35	1,481,182
1,916	Diamond Resorts Owner Trust (a)	4.02		02/20/32	1,883,004
	DT Auto Owner Trust
600	(a)	4.94		02/17/26	618,525
1,100	(a)	5.33		11/17/25	1,153,054
1,200	(a)	5.42		03/17/25	1,234,137
1,412	ECAF I Ltd. (Cayman Islands) (a)	4.947		06/15/40	1,265,556
436	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.50% (a)	1.649	(l)	11/25/30	434,431
	Exeter Automobile Receivables Trust
2,000	(a)	4.00		08/17/26	2,046,593
750	(a)	5.20		01/15/26	787,028
600	(a)	5.38		07/15/25	624,178
600	(a)	5.43		08/15/24	644,061
	Finance of America HECM Buyout
2,200	(a)	3.50		12/27/49	2,200,000
1,695	(a)	4.048	(l)	02/25/30	1,639,913
1,000	(a)	4.57	(l)	07/25/30	1,010,000
3,000	(a)	6.00	(l)	02/25/30	2,843,437
700	First Investors Auto Owner Trust (a)	5.36		01/15/25	746,530
	Flagship Credit Auto Trust
500	(a)	5.10		05/15/25	512,375
805	(a)	5.28		12/15/25	846,427
1,300	FREED ABS Trust (a)	3.19		11/18/26	1,306,717
1,124	GAIA Aviation Ltd. (Cayman Islands) (a)	7.00		12/15/44	526,435

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		GLS Auto Receivables Issuer Trust
	$700	(a)	3.84%		05/15/26	$711,045
	550	(a)	4.94		12/15/25	571,307
	1,250	GLS Auto Receivables Trust (a)	5.02		01/15/25	1,271,260
		GSAA Home Equity Trust
	165	1 Month USD LIBOR + 1.875%	2.024	(l)	12/25/34	166,724
	442		6.002		11/25/36	244,653
	2,000	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (a)	2.497	(l)	07/17/37	1,996,891
	450	InSite Issuer LLC (a)	6.414		11/15/46	483,765
		Invitation Homes Trust
	1,500	1 Month USD LIBOR + 2.00% (a)	2.147	(l)	07/17/37	1,508,586
	88	1 Month USD LIBOR + 2.25% (a)	2.50	(l)	07/17/37	86,165
	258	JOL Air Ltd. (Cayman Islands) (a)	4.948		04/15/44	185,202
	306	MASTR Specialized Loan Trust, 1 Month USD LIBOR + 0.35% (a)	0.499	(l)	05/25/37	280,474
	1,132	METAL LLC (Cayman Islands) (a)	4.581		10/15/42	870,924
	1,588	MFA LLC (a)	4.164		07/25/48	1,596,122
		Nationstar HECM Loan Trust
	1,180	(a)	2.82	(l)	09/25/30	1,183,370
	3,610	(a)	5.682	(l)	11/25/29	3,610,578
	2,500	(a)	5.804	(l)	06/25/29	2,502,662
	67	Nationstar Home Equity Loan Trust, 1 Month USD LIBOR + 0.25%	0.399	(l)	04/25/37	66,577
		New Residential Mortgage LLC
	2,257	(a)	5.437		06/25/25	2,276,382
	1,842	(a)	5.437		07/25/25	1,847,549
	816	New Residential Mortgage LLC (a)	4.69		05/25/23	806,719
GBP	1,000	Newday Funding PLC, 1 Month GBP SONIA + 3.00% (United Kingdom) (a)	3.055	(l)	09/15/27	1,260,592
	$869	Newtek Small Business Loan Trust, 1 Month USD LIBOR + 1.70% (a)	1.849	(l)	02/25/44	848,923
	1,000	NRZ Advance Receivables Trust (a)	5.801		10/15/52	1,003,989
		NRZ Excess Spread-Collateralized Notes
	462	(a)	4.374		01/25/23	457,382
	784	(a)	4.593		02/25/23	779,798
	2,828	Oakwood Mortgage Investors, Inc.	7.405	(l)	06/15/31	705,709
	500	OnDeck Asset Securitization Trust LLC (a)	4.52		04/18/22	482,500
	1,074	Ownit Mortgage Loan Trust, 1 Month USD LIBOR + 0.27%	0.419	(l)	03/25/37	1,040,639

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		PNMAC GMSR Issuer Trust
	$2,500	1 Month USD LIBOR + 2.35% (a)	2.498	(l)%	04/25/23	$2,410,006
	2,507	1 Month USD LIBOR + 2.65% (a)	2.799	(l)	08/25/25	2,426,365
	2,000	1 Month USD LIBOR + 2.85% (a)	2.999	(l)	02/25/23	1,969,507
		Progress Residential Trust
	1,100	(a)	4.38		03/17/35	1,115,610
	1,200	(a)	4.778		03/17/35	1,205,727
	550	(a)	4.953		08/17/35	557,671
	1,000	(a)	5.35		08/17/34	1,023,394
	1,200	(a)	5.368		10/17/35	1,230,200
	108	Prosper Marketplace Issuance Trust (a)	4.87		06/17/24	107,830
	1,053	PRPM LLC (a)	3.351		11/25/24	1,057,041
	3,064	Raptor Aircraft Finance I LLC (a)	4.213		08/23/44	2,573,430
	1,952	RCO V Mortgage LLC (a)	3.475		11/25/24	1,955,239
	818	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate – 0.50% (a)	2.75	(l)	12/27/44	764,649
	2,544	SFS Asset Securitization LLC (a)	4.238		06/10/25	2,541,847
		Skopos Auto Receivables Trust
	900	(a)	3.63		09/16/24	919,581
	2,213	(a)	4.77		04/17/23	2,210,997
EUR	2,600	SLM Student Loan Trust, 3 Month EURIBOR + 0.55% (United States)	0.039	(l)	01/25/40	2,702,999
	$527	Sprite Ltd. (a)	6.90		12/15/37	254,710
	2,226	Stanwich Mortgage Loan Co. 2019-NPL-B-1 LLC (a)	3.375		08/15/24	2,215,229
	3,305	Stanwich Mortgage Loan Trust (a)	3.475		11/16/24	3,304,853
	1,201	START Ireland (Bermuda) (a)	4.089		03/15/44	1,145,332
	1,090	Start Ltd. (Bermuda) (a)	4.089		05/15/43	992,071
		Tricon American Homes Trust
	1,000	(a)	4.216		01/17/36	1,036,028
	3,000	(a)	5.104		01/17/36	3,155,894
	3,000	(a)	5.151		09/17/34	3,086,615
	2,000	(a)	5.769		11/17/33	2,006,530
	777	Truman Capital Mortgage Loan Trust, 1 Month USD LIBOR + 0.26% (a)	0.409	(l)	03/25/36	767,021
	800	United Auto Credit Securitization Trust (a)	4.29		08/12/24	816,546
	1,500	Upgrade Receivables Trust (a)	5.17		11/15/24	1,496,345
		Upstart Securitization Trust
	2,200	(a)	3.734		09/20/29	2,193,797
	2,050	(a)	3.829		01/21/30	2,080,178
	639	(a)	5.59		03/20/25	645,150
	3,000	USASF Receivables 2020-1 LLC (a)	3.22		05/15/24	3,061,568
	963	VCAT LLC (a)	3.573	(l)	11/25/49	962,744

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Vericrest Opportunity Loan Trust
$1,025	(a)	3.179%		10/25/49	$1,027,872
2,695	(a)	3.352		09/25/49	2,701,166
1,000	Veros Automobile Receivables Trust (a)	5.74		08/15/25	1,010,657
1,590	VOLT LXXX LLC (a)	3.228		10/25/49	1,593,971
572	VOLT LXXXIV LLC (a)	3.426		12/27/49	574,013
	Total Asset-Backed Securities (Cost $152,185,800)				151,755,231
	Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
	Federal Home Loan Mortgage Corporation
219	1 Month USD LIBOR + 5.05%	5.198	(l)	07/25/23	224,376
102	1 Month USD LIBOR + 5.25% (a)	5.398	(l)	07/25/26	102,820
	IO
6,479		2.786	(l)	10/25/53	1,357,847
	Federal National Mortgage Association,
	IO REMIC
1,017		2.629	(l)	10/25/39	47,691
540		3.145	(l)	03/25/44	28,362
343	6.55% – 1 Month USD LIBOR	6.401	(m)	08/25/41	39,937
1,173	Government National Mortgage Association, IO, 6.25% – 1 Month USD LIBOR	6.099	(m)	12/20/42	232,204
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,716,229)				2,033,237
	Commercial Mortgage-Backed Securities (2.3%)
454	BX Trust, 1 Month USD LIBOR + 1.975% (a)	2.123	(l)	09/15/37	369,257
380	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.854% (a)	2.002	(l)	11/15/31	354,784
900	Citigroup Commercial Mortgage Trust (a)	3.62		12/10/41	785,331
	COMM Mortgage Trust
1,300	(a)	3.40	(l)	08/15/57	1,230,724
1,000	(a)	3.461	(l)	08/10/29	986,556
300		4.621	(l)	02/10/47	269,454
139	(a)	4.795	(l)	07/15/47	111,270
3,410	Commercial Mortgage Pass-Through Certificates, IO	0.582	(l)	02/10/47	55,902
1,150	COOF Securitization Trust, IO (a)	2.859	(l)	10/25/40	73,126
8,246	COOF Securitization Trust II, IO (a)	2.401	(l)	08/25/41	579,404
31,675	GS Mortgage Securities Corp. II, IO (a)	0.457	(l)	10/10/32	252,095

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$443	InTown Hotel Portfolio Trust, 1 Month USD LIBOR + 2.05% (a)	2.198	(l)%	01/15/33	$430,856
4,344	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.938	(l)	07/15/47	76,576
	JPMBB Commercial Mortgage Securities Trust
600	(a)	3.807	(l)	02/15/48	480,684
136	(a)	3.972	(l)	09/15/47	113,449
405	(a)	4.677	(l)	04/15/47	358,408
	IO
3,318		1.001	(l)	08/15/47	93,758
	KGS-Alpha SBA COOF Trust, IO
1,003	(a)	2.981	(l)	04/25/40	61,431
727	(a)	3.257	(l)	07/25/41	89,906
1,500	MFT Trust (a)	3.392	(l)	08/10/40	1,489,253
1,000	MKT 2020-525M Mortgage Trust (a)	2.941	(l)	02/12/40	873,017
2,200	Morgan Stanley Capital I Trust, 1 Month USD LIBOR + 2.244% (See Note 7) (a)	3.744	(l)	12/15/36	2,067,133
2,488	Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95% (a)	2.099	(l)	03/25/50	2,398,728
	Natixis Commercial Mortgage Securities Trust
1,500	(a)	4.135	(l)	05/15/39	1,408,103
2,500	(a)	4.299		10/15/36	2,351,855
2,000	(a)	4.409	(l)	02/15/39	1,906,746
861	VCC 2020-MC1 Trust (a)	4.50	(l)	06/25/45	857,199
1,507	VMC Finance 2019-FL3 LLC, 1 Month USD LIBOR + 2.05% (a)	2.197	(l)	09/15/36	1,449,568
900	Wells Fargo Commercial Mortgage Trust (a)	4.373	(l)	04/15/50	780,890
541	WFRBS Commercial Mortgage Trust (a)	5.018	(l)	09/15/46	403,262
	Total Commercial Mortgage-Backed Securities (Cost $23,591,094)				22,758,725
	Mortgages - Other (9.1%)
	Alternative Loan Trust
138	1 Month USD LIBOR + 0.18%	0.329	(l)	05/25/47	128,314
288	1 Month USD LIBOR + 0.50%	0.649	(l)	10/25/35	207,771
158		2.603	(l)	10/25/35	149,791
80		3.237	(l)	08/25/35	76,047
187		3.274	(l)	05/25/36	152,462
25		5.50		02/25/36	20,430
385		6.00		04/25/36	244,851
195		6.00		07/25/37	165,528

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		PAC
	$19		5.50%		02/25/36	$15,702
	55		6.00		04/25/36	41,564
	127	Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%	0.799	(l)	07/25/46	92,838
		Banc of America Funding Trust
	60		5.25		07/25/37	59,286
	696		5.50		09/25/35	768,152
	72		6.00		07/25/37	68,447
GBP	800	Banna RMBS DAC, 3 Month GBP SONIA LIBOR + 3.50% (United Kingdom)	3.558	(l)	12/30/63	942,564
	$115	BCAP LLC Trust (a)	3.663	(l)	03/26/37	99,205
		Bear Stearns Trust
	307		3.393	(l)	05/25/36	285,950
	60		3.577	(l)	05/25/47	57,951
		Cascade Funding Mortgage Trust
	3,244	(a)	4.00	(l)	10/25/68	3,288,930
	400	(a)	5.804		06/25/48	397,494
	2,204	CFMT 2020-ABC1 LLC (a)	2.00	(l)	09/25/50	2,204,033
	116	Chase Mortgage Finance Trust, 1 Month USD LIBOR + 0.60%	0.749	(l)	02/25/37	32,924
	76	ChaseFlex Trust	6.50		02/25/35	72,874
		CHL Mortgage Pass-Through Trust
	334		2.165	(l)	09/25/34	307,616
	212		5.50		05/25/34	214,173
	924		6.00		12/25/36	778,569
	110	Citigroup Mortgage Loan Trust	3.027	(l)	11/25/36	101,702
		CSFB Mortgage-Backed Pass-Through Certificates
	469		6.50		12/25/33	485,388
	415		7.50		10/25/32	434,902
		CSMC Mortgage-Backed Trust
	880		5.587	(l)	04/25/37	376,354
	1,769		6.50		05/25/36	783,132
EUR	1,707	Dssv Sarl, 3 Month EURIBOR + 3.00% (Spain)	3.00	(l)	10/15/24	1,928,068
	782	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.263	(l)	05/25/57	868,856
	1,504	E-MAC Program BV, 3 Month EURIBOR + 0.13% (Netherlands)	0.849	(l)	04/25/39	1,646,301

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	451	EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.293	(l)%	04/17/41	$498,342
	1,011	Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(l)	08/02/50	1,060,829
		FMC GMSR Issuer Trust
	$2,200	(a)	4.23	(l)	09/25/24	2,154,106
	2,700	(a)	5.07	(l)	05/25/24	2,728,490
		GSR Mortgage Loan Trust
	125		2.973	(l)	03/25/37	101,756
	19		3.558	(l)	05/25/35	18,309
	731		3.839	(l)	12/25/34	746,786
	1,564		5.50		03/25/35	1,665,986
GBP	2,000	Harben Finance 2017-1 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	1.568	(l)	08/20/56	2,593,603
	$397	HarborView Mortgage Loan Trust	3.286	(l)	05/19/33	404,838
EUR	922	IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(l)	03/22/44	985,224
		Impac CMB Trust
	$80	1 Month USD LIBOR + 0.75%	0.899	(l)	04/25/35	76,552
	55	1 Month USD LIBOR + 0.78%	0.929	(l)	10/25/35	53,454
	193	JP Morgan Alternative Loan Trust	6.00		12/25/35	174,730
EUR	1,268	Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.00	(l)	09/16/48	1,329,328
	$2,399	Legacy Mortgage Asset Trust (a)	3.25		02/25/60	2,436,654
		Lehman Mortgage Trust
	102		5.50		02/25/36	83,844
	382		6.50		09/25/37	197,947
		LHOME Mortgage Trust
	1,200	(a)	3.868		07/25/24	1,217,824
	1,200	(a)	4.58		10/25/23	1,219,504
		Ludgate Funding PLC
EUR	1,152	3 Month EURIBOR + 0.42% (United Kingdom)	0.00	(l)	12/01/60	1,171,726
	1,082	3 Month EURIBOR + 0.85% (United Kingdom)	0.356	(l)	01/01/61	1,164,561
	618	3 Month EURIBOR + 1.10% (United Kingdom)	0.606	(l)	01/01/61	647,717
		Mansard Mortgages PLC
GBP	537	3 Month GBP LIBOR + 1.10% (United Kingdom)	1.146	(l)	10/15/48	652,118
	554	3 Month GBP LIBOR + 2.00% (United Kingdom)	2.059	(l)	12/15/49	701,801
		MASTR Alternative Loan Trust
	$945		5.50		02/25/35	1,001,180
	1,085		6.00		05/25/33	1,138,913

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$47	MASTR Asset Securitization Trust, 1 Month USD LIBOR + 6.00%	6.00	(l)%	06/25/36	$41,878
	2,000	Mello Warehouse Securitization Trust, 1 Month USD LIBOR + 2.80% (a)	2.949	(l)	10/25/53	2,004,482
	1,470	Merrill Lynch Mortgage Investors Trust, IO (a)	2.518	(l)	02/25/36	79,923
GBP	1,200	Mortgage Funding PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	3.26	(l)	03/13/46	1,562,626
	$252	MortgageIT Trust, 1 Month USD LIBOR + 0.45%	0.599	(l)	10/25/35	251,734
	1,931	New Residential Mortgage Loan Trust (a)	4.335		07/25/60	1,936,229
GBP	948	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.06	(l)	12/15/50	1,159,386
		Nomura Asset Acceptance Corp. Alternative Loan Trust
	$175	1 Month USD LIBOR + 0.06%	0.209	(l)	10/25/36	152,536
	312		3.355	(l)	06/25/36	276,439
	1,969		5.755	(l)	06/25/36	814,013
		NYMT Loan Trust
	1,800	(a)	2.944	(l)	10/25/60	1,801,806
	2,428	(a)	3.962		06/25/25	2,439,885
GBP	880	Paragon Mortgages No. 13 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	0.846	(l)	01/15/39	1,083,158
	$1,442	PMC PLS ESR Issuer LLC (a)	5.069		11/25/24	1,416,542
	1,691	PRPM LLC (a)	3.50	(l)	10/25/24	1,702,161
		RALI Trust
	88		6.00		04/25/36	85,312
	118		6.00		08/25/36	114,818
	40		6.00		01/25/37	37,728
		PAC
	48		6.00		04/25/36	46,830
AUD	916	RedZed Trust, 1 Month BBSW + 1.95% (Australia)	2.04	(l)	03/09/56	645,594
		Reperforming Loan REMIC Trust
	$253	(a)	6.50		03/25/35	260,480
	283	(a)	7.50		11/25/34	293,882
	596	Residential Asset Securitization Trust	6.00		05/25/36	582,299
EUR	799	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.00	(l)	12/15/43	807,325
	$504	RFMSI Series Trust	6.00		07/25/36	501,666
GBP	685	RMAC Securities No. 1 PLC, 3 Month GBP LIBOR + 0.47% (United Kingdom)	0.53	(l)	06/12/44	832,101

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$2,500	RMF Buyout Issuance Trust (a)	3.63	(l)%	10/25/50	$2,474,750
GBP	1,200	Rochester Financing No 2 PLC, 3 Month GBP LIBOR + 3.25% (United Kingdom)	3.302	(l)	06/18/45	1,548,442
		Seasoned Credit Risk Transfer Trust
	$1,600	(a)	3.75	(l)	09/25/55	1,571,317
	2,600	(a)	4.25	(l)	08/25/59	2,574,417
	1,000	(a)	4.50	(l)	02/25/59	993,382
	2,200		4.75	(l)	10/25/58	2,219,138
	2,000	Seasoned Loans Structured Transaction	3.00	(l)	04/25/58	1,977,801
	335	Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.62%	0.771	(l)	07/20/33	321,893
	1,000	SG Commercial Mortgage Securities Trust (a)	3.593	(l)	09/15/39	941,366
	120	STARM Mortgage Loan Trust	3.035	(l)	10/25/37	109,422
		Structured Adjustable Rate Mortgage Loan Trust
	425		1.416	(l)	11/25/34	392,098
	630		2.976	(l)	02/25/35	611,123
	775	Structured Asset Mortgage Investments II Trust	1.339	(l)	04/19/35	739,861
	1,570	Structured Asset Securities Corp., IO (a)	4.421	(l)	07/25/35	242,044
	1,888	Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (a)	1.999	(l)	05/25/47	1,616,344
EUR	2,000	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(l)	12/28/50	1,875,350
	$1,400	Toorak Mortgage Corp. Ltd.	3.721		09/25/22	1,431,478
GBP	800	Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	3.446	(l)	07/15/51	1,032,307
	$972	Verus Securitization Trust (a)	3.504	(l)	12/25/59	984,064
	305	Wells Fargo Alternative Loan Trust	3.674	(l)	07/25/37	283,030
		Total Mortgages - Other (Cost $88,012,419)				88,594,751
		U.S. Treasury Securities (3.8%)
		U.S. Treasury Bonds
	1,900		1.125		05/15/40	1,813,313
	11,700		3.125		05/15/48	15,757,980
	17,900	U.S. Treasury Note	2.125		05/15/25	19,341,789
		Total U.S. Treasury Securities (Cost $36,747,034)				36,913,082
		Senior Loan Interests (1.3%)
	1,469	American Airlines, Inc., Term Loan B, 1 Month USD LIBOR + 2.00%	2.145	(l)	04/28/23	1,227,989

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$1,211	Associated Asphalt Partners LLC, Term B, 1 Month USD LIBOR + 5.25%	6.25	(l)%	04/05/24	$1,013,891
	700	BJ's Wholesale Club, Inc., Term Loan, 1 Month USD LIBOR + 2.00%	2.145	(l)	02/03/24	690,584
	880	Cornerstone Building Brands, Inc., 2018 Term Loan, 1 Month USD LIBOR + 3.75%	3.895	(l)	04/12/25	865,868
	888	Dell International LLC, Term Loan A6, 1 Month USD LIBOR + 1.75%	1.91	(l)	03/13/24	883,933
	495	Forest City Enterprises, L.P., Term Loan B, 1 Month USD LIBOR + 3.50%	3.648	(l)	12/08/25	480,037
	1,031	Garda World Security Corp., 2019 1st Lien Term Loan B, 1 Month USD LIBOR + 4.75% (Canada)	4.90	(l)	10/30/26	1,029,181
	1,197	H Food Holdings LLC, 2018 Term Loan B, 1 Month USD LIBOR + 3.68%	3.835	(l)	05/23/25	1,156,647
EUR	977	Ineos Finance PLC, Term Loan B, 3 Month EURIBOR + 2.00% (Luxembourg)	2.50	(l)	04/01/24	1,108,228
	$1,216	Navistar International Corp., Term Loan B, 1 Month USD LIBOR + 3.50%	3.65	(l)	11/06/24	1,206,812
	521	Reynolds Group Holdings, Inc., Term Loan, 1 Month USD LIBOR + 2.75%	2.898	(l)	02/05/23	512,259
	333	SAExploration Holdings, Inc., Term Loan (e)(f)(h)	0.00		01/04/21	50,000
	756	Scientific Games International, Inc., 2018 Term Loan B5, 1 Month USD LIBOR + 2.75%	2.898	(l)	08/14/24	704,915
	1,216	Surgery Center Holdings, Inc., 2017 Term Loan B, 1 Month USD LIBOR + 3.25%	4.25	(l)	09/03/24	1,155,898
	779	Titan Acquisition Limited, 2018 Term Loan B, 3 Month USD LIBOR + 3.00% (Canada)	3.361	(l)	03/28/25	741,797
		Total Senior Loan Interests (Cost $13,750,557)				12,828,039
NUMBER OF SHARES
		Investment Companies (3.3%)
	79,000	iShares iBoxx Investment Grade Corporate Bond ETF				10,564,670
	76,000	iShares iBoxx High Yield Corporate Bond ETF (c)				6,374,880
	288,000	iShares Short-Term Corporate Bond ETF				15,808,320
		Total Investment Companies (Cost $31,713,229)				32,747,870

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Short-Term Investments (14.3%)
		Sovereign (0.4%)
		Egypt Treasury Bills
EGP	16,000		13.249%	04/06/21	$969,833
	3,575		13.601	03/02/21	219,376
	5,925		13.651	03/02/21	363,582
	8,900		13.66	03/02/21	546,140
	12,775		13.681	03/02/21	783,926
	5,925		13.69	03/02/21	363,582
	900		13.699	03/02/21	55,228
		Total Sovereign (Cost $3,256,930)			3,301,667
		U.S. Treasury Securities (1.9%)
		U.S. Treasury Bills
	$3,200	(n)	0.087	12/31/20	3,199,567
	3,000	(n)	0.092	01/21/21	2,999,490
	3,000	(n)	0.094	01/21/21	2,999,490
	3,000	(n)	0.096	01/21/21	2,999,490
	577	(n)(o)	0.10	01/28/21	576,881
	600	(n)(o)	0.104	01/28/21	599,877
	95	(n)(o)	0.115	01/28/21	94,981
	5,185	(n)(o)	0.159	01/28/21	5,183,935
		Total U.S. Treasury Securities (Cost $18,652,362)			18,653,711
NUMBER OF SHARES (000)
		Investment Company (10.0%)
	97,573	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $97,572,911)			97,572,911
		Securities held as Collateral on Loaned Securities (1.8%)
		Investment Company (1.8%)
	17,821	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $17,820,705)			17,820,705

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Floating Rate Note (0.2%)
$1,600	Aviation Capital Group LLC, 3 Month USD LIBOR + 0.67% (Cost $1,563,062) (a)	0.884	(l)%	07/30/21	$1,565,463
	Total Short-Term Investments (Cost $138,865,970)				138,914,457
	Total Investments (Cost $997,615,272) including $18,129,838 of Securities Loaned (p)(q)			103.8%	1,010,731,331
	Liabilities in Excess of Other Assets			(3.8)	(36,966,762)
	Net Assets			100.0%	$973,764,569

    Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

  BBSW  Australia's Bank Bill Swap.

  ETF  Exchange Traded Fund.

  EURIBOR  Euro Interbank Offered Rate.

  IO  Interest Only.

  LIBOR  London Interbank Offered Rate.

  MTN  Medium Term Note.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  SONIA  Sterling Overnight Interbank Average Rate.

  TBA  To Be Announced.

  (a)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (b)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of October 31, 2020.

  (c)  All or a portion of this security was on loan at October 31, 2020.

  (d)  When-issued security.

  (e)  Issuer in bankruptcy.

  (f)  Non-income producing security; bond in default.

  (g)  Acquired through exchange offer.

  (h)  At October 31, 2020, the Fund held fair valued securities valued at $50,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (i)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

  (j)  Capital appreciation bond.

  (k)  Security is subject to delayed delivery.

  (l)  Floating or variable rate securities: The rates disclosed are as of October 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

  (m)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at October 31, 2020.

  (n)  Rate shown is the yield to maturity at October 31, 2020.

  (o)  All or a portion of the security was pledged to cover margin requirements for swap agreements and foreign currency forward exchange contracts.

  (p)  Securities are available for collateral in connection with purchase of When-issued security, forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

  (q)  At October 31, 2020, the aggregate cost for federal income tax purposes is $999,935,835. The aggregate gross unrealized appreciation is $30,892,830 and the aggregate gross unrealized depreciation is $20,848,126, resulting in net unrealized appreciation of $10,044,704.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at October 31, 2020:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group	AUD	1,162,808		$833,467	12/01/20	$16,009
Australia and New Zealand Banking Group	GBP	15,694,124		$20,750,614	12/01/20	415,362
Australia and New Zealand Banking Group	NZD	505,184		$335,538	12/01/20	1,501
Australia and New Zealand Banking Group	NZD	253,112		$168,452	12/01/20	1,090
Bank of America NA	AUD	1,426,908		$1,000,743	12/01/20	(2,378)
Bank of America NA	AUD	260,793		$184,478	12/01/20	1,139
Bank of America NA	EUR	7,395,000		$8,622,614	12/01/20	4,713
Bank of America NA	EUR	2,616,415		$3,076,747	12/01/20	27,659
Bank of America NA	GBP	2,000		$2,568	12/01/20	(24)
Bank of America NA	MXN	120,990,374		$5,657,721	11/03/20	(46,277)
Bank of America NA	MXN	4,570,752		$213,070	12/01/20	(1,760)
Bank of America NA		$5,171,545	CNH	35,508,182	12/01/20	120,458
Bank of America NA		$9,862,529	EUR	8,409,688	12/01/20	(62,141)
Bank of America NA		$4,744,563	JPY	500,150,000	12/01/20	34,125
Bank of America NA		$5,640,025	MXN	120,990,374	12/01/20	46,627
Bank of America NA		$2,930,620	RUB	233,057,000	12/01/20	(5,292)
Bank of America NA	ZAR	52,057,386		$3,050,142	12/01/20	(138,270)
Barclays Bank PLC	EUR	441,490		$523,824	12/01/20	9,325
Barclays Bank PLC	MXN	89,555,000		$4,183,628	12/01/20	(25,534)
Barclays Bank PLC	NOK	41,740,000		$4,618,437	12/01/20	246,850
Barclays Bank PLC	NZD	11,231,680		$7,340,622	12/01/20	(85,969)
Barclays Bank PLC	NZD	638,777		$422,082	12/01/20	(289)
Barclays Bank PLC	PLN	7,235,000		$1,836,961	12/01/20	9,169
Barclays Bank PLC		$22,806	CAD	30,000	12/01/20	(286)
Barclays Bank PLC		$171,750	ZAR	2,827,638	12/01/20	1,438
Barclays Bank PLC	ZAR	1,861,808		$112,443	12/01/20	(1,589)
BNP Paribas SA	AUD	316,747		$230,417	12/01/20	7,743
BNP Paribas SA	AUD	589,240		$417,101	12/01/20	2,863
BNP Paribas SA	BRL	12,105,710		$2,158,011	12/01/20	51,068
BNP Paribas SA	EUR	3,754,561	PLN	16,620,000	12/01/20	77,570
BNP Paribas SA	EUR	200,000		$235,176	12/01/20	2,102
BNP Paribas SA	EUR	792,419		$933,833	12/01/20	10,373
BNP Paribas SA	EUR	1,290,781		$1,534,612	12/01/20	30,376
BNP Paribas SA	EUR	654,894		$776,167	12/01/20	12,974

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BNP Paribas SA	EUR	155,087		$183,366	12/01/20	$2,632
BNP Paribas SA	EUR	2,264,150		$2,661,800	12/01/20	23,231
BNP Paribas SA	GBP	1,987,858		$2,592,962	12/01/20	17,247
BNP Paribas SA	IDR	3,105,930,000		$203,668	12/01/20	(8,150)
BNP Paribas SA	IDR	5,754,705,000		$377,928	12/01/20	(14,530)
BNP Paribas SA	NZD	257,352		$169,683	12/01/20	(482)
BNP Paribas SA		$2,322,988	CNH	15,930,000	12/01/20	51,158
BNP Paribas SA		$3,686,167	MXN	78,443,000	12/01/20	721
BNP Paribas SA		$4,453,018	PLN	16,620,000	12/01/20	(254,275)
Citibank NA	AUD	204,598		$143,777	12/01/20	(56)
Citibank NA	EUR	95,499,313		$113,809,492	12/01/20	2,517,577
Citibank NA	EUR	2,086,882		$2,451,481	12/01/20	19,494
Citibank NA	EUR	3,167,934		$3,728,907	12/01/20	37,096
Citibank NA	MXN	259,636,660		$11,673,785	12/01/20	(529,362)
Citibank NA		$1,667,029	RUB	125,000,000	12/01/20	(98,031)
Goldman Sachs International	MXN	4,681,284		$222,292	12/01/20	2,267
Goldman Sachs International	RUB	358,057,000		$4,779,485	12/01/20	285,158
Goldman Sachs International		$4,881,536	KRW	5,538,835,000	12/01/20	(630)
Goldman Sachs International		$3,692,985	MXN	79,241,124	12/01/20	31,416
JPMorgan Chase Bank NA	AUD	479,455		$343,360	12/01/20	6,301
JPMorgan Chase Bank NA	AUD	233,406		$167,343	12/01/20	3,258
JPMorgan Chase Bank NA	BRL	690,334		$126,546	12/01/20	6,397
JPMorgan Chase Bank NA	CAD	5,895,000		$4,469,481	12/01/20	44,383
JPMorgan Chase Bank NA	CHF	694,487		$770,554	12/01/20	12,548
JPMorgan Chase Bank NA	EUR	1,365,000		$1,605,235	12/01/20	14,506
JPMorgan Chase Bank NA	NZD	259,284		$171,681	12/01/20	238
JPMorgan Chase Bank NA	PEN	4,755,000		$1,331,262	12/01/20	16,011
JPMorgan Chase Bank NA		$419,024	AUD	595,960	12/01/20	(62)
JPMorgan Chase Bank NA		$2,419,598	BRL	12,796,044	12/01/20	(192,505)
JPMorgan Chase Bank NA		$2,070,266	GBP	1,612,904	12/01/20	19,613
JPMorgan Chase Bank NA		$1,874,539	GBP	1,399,875	12/01/20	(60,687)
JPMorgan Chase Bank NA		$856,994	NZD	1,285,790	12/01/20	(6,807)
JPMorgan Chase Bank NA		$1,320,945	PEN	4,755,800	12/01/20	(5,474)
Royal Bank of Canada (UK)	CNH	15,930,000		$2,363,565	12/01/20	(10,582)
State Street Bank and Trust Co.		$4,464,130	CAD	5,865,000	12/01/20	(61,552)
UBS AG	AUD	38,933,758		$27,941,395	12/01/20	570,836
UBS AG	CNH	35,508,182		$5,129,239	12/01/20	(162,765)
UBS AG	EUR	1,138,884		$1,348,901	12/01/20	21,681
UBS AG	EUR	299,099		$353,609	12/01/20	5,048
UBS AG	IDR	193,504,064,809		$13,049,452	12/01/20	(147,067)
UBS AG	MXN	37,789,519		$1,783,220	11/04/20	1,662
UBS AG	NOK	17,975,000		$1,921,202	12/01/20	38,612
UBS AG	NZD	636,686		$421,959	11/04/20	982
UBS AG	NZD	521,391		$341,806	12/01/20	(2,947)
UBS AG	NZD	379,488		$253,897	12/01/20	2,973
UBS AG	NZD	637,545		$421,362	12/01/20	(195)

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

COUNTERPARTY	CONTRACTS TO DELIVER	IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
UBS AG	$942,260	AUD	1,315,522	12/01/20	$(17,443)
UBS AG	$43,768	AUD	61,500	12/01/20	(534)
UBS AG	$12,860,081	EUR	10,836,368	12/01/20	(231,717)
UBS AG	$1,777,934	MXN	37,789,519	12/01/20	(1,794)
UBS AG	$9,353,660	NOK	82,094,500	12/01/20	(755,594)
UBS AG	$421,957	NZD	636,686	12/01/20	(969)
					$1,949,561

Futures Contracts:

The Fund had the following futures contracts open at October 31, 2020:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	116	Dec-20	$11,600	$14,569,781	$(17,149)
U.S. Treasury Ultra Long Bond	30	Dec-20	3,000	4,718,438	(20,738)
Short:
German Euro Bund	12	Dec-20	(1,200)	(2,461,838)	(37,373)
U.S. Treasury 30 yr. Bond	31	Dec-20	(3,100)	(5,346,531)	50,406
U.S. Treasury Ultra Long Bond	26	Dec-20	(2,600)	(5,590,000)	89,717
					$64,863

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at October 31, 2020:

SWAP COUNTERPARTY AND REFERENCE OBLIGATION	CREDIT RATING OF REFERENCE OBLIGATION† (UNAUDITED)	BUY/SELL PROTECTION	PAY/ RECEIVE FIXED RATE	PAYMENT FREQUENCY	MATURITY DATE	NOTIONAL AMOUNT (000)	VALUE	UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. LLC* CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$15,575	$(843,604)	$(831,059)	$(12,545)
Morgan Stanley & Co. LLC* CDX.NA.HY.34	NR	Buy	5.00	Quarterly	6/20/25	39,652	(1,921,613)	1,056,795	(2,978,408)
							$(2,765,217)	$225,736	$(2,990,953)

  †  Credit rating as issued by Standard & Poor's.

  *  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

  NR  Not rated.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Portfolio of Investments  ■  October 31, 2020 continued

Currency Abbreviations:

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CNH  Chinese Yuan Renminbi Offshore

CNY  Chinese Yuan Renminbi

EGP  Egyptian Pound

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Nuevo Sol

PLN  Polish Zloty

RUB  Russian Ruble

USD  United States Dollar

ZAR  South African Rand

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements

Statement of Assets and Liabilities October 31, 2020

Assets:
Investments in securities, at value (cost $880,018,906) (Including $18,129,838 for securities loaned)	$893,270,582
Investment in affiliates, at value (cost $117,596,366)	117,460,749
Total investments in securities, at value (cost $997,615,272)	1,010,731,331
Unrealized appreciation on open foreign currency forward exchange contracts	4,883,580
Cash (including foreign currency valued at $367,585 with a cost of $404,927)	1,330,317
Receivable for:
Investments sold	33,339,166
Interest	6,128,985
Shares of beneficial interest sold	1,549,303
Variation margin on open futures contracts	437,852
Variation margin on open swap agreements	71,047
Foreign withholding taxes reclaimed	35,049
Interest and dividends from affiliates	5,477
Securities lending income	2,547
Prepaid expenses and other assets	109,224
Total Assets	1,058,623,878
Liabilities:
Collateral on securities loaned, at value	17,820,705
Unrealized depreciation on open foreign currency forward exchange contracts	2,934,019
Due to broker	2,711,420
Payable for:
Investments purchased	58,258,512
Shares of beneficial interest redeemed	2,095,224
Advisory fee	250,765
Dividends to shareholders	176,073
Transfer and sub transfer agent fees	109,134
Administration fee	65,357
Distribution fee	53,098
Trustees' fees	41,158
Deferred capital gain country tax	178,443
Accrued expenses and other payables	165,401
Total Liabilities	84,859,309
Net Assets	$973,764,569
Composition of Net Assets:
Paid-in-Capital	$965,230,041
Total Distributable Earnings	8,534,528
Net Assets	$973,764,569

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Assets and Liabilities October 31, 2020

Class A Shares:
Net Assets	$112,309,840
Shares Outstanding (unlimited shares authorized, $0.01 par value)	19,711,765
Net Asset Value Per Share	$5.70
Maximum Offering Price Per Share, (net asset value plus 3.36% of net asset value)	$5.89
Class L Shares:
Net Assets	$4,667,445
Shares Outstanding (unlimited shares authorized, $0.01 par value)	819,483
Net Asset Value Per Share	$5.70
Class I Shares:
Net Assets	$635,329,244
Shares Outstanding (unlimited shares authorized, $0.01 par value)	110,106,370
Net Asset Value Per Share	$5.77
Class C Shares:
Net Assets	$32,394,838
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,694,949
Net Asset Value Per Share	$5.69
Class IS Shares:
Net Assets	$189,052,418
Shares Outstanding (unlimited shares authorized, $0.01 par value)	32,754,733
Net Asset Value Per Share	$5.77
Class IR Shares:
Net Assets	$10,784
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,868
Net Asset Value Per Share	$5.77

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the year ended October 31, 2020

Net Investment Income: Income
Interest (net of $301,041 foreign withholding tax)	$29,970,277
Interest and dividends from affiliates (Note 7)	376,921
Dividends	281,347
Income from securities loaned - net	42,243
Total Income	30,670,788
Expenses
Advisory fee (Note 4)	2,782,280
Administration fee (Note 4)	695,570
Distribution fee (Class A shares) (Note 5)	268,223
Distribution fee (Class L shares) (Note 5)	25,284
Distribution fee (Class C shares) (Note 5)	315,066
Sub transfer agent fees and expenses (Class A shares)	95,302
Sub transfer agent fees and expenses (Class L shares)	3,121
Sub transfer agent fees and expenses (Class I shares)	389,476
Sub transfer agent fees and expenses (Class C shares)	20,160
Professional fees	187,322
Custodian fees (Note 8)	161,235
Registration fees	153,763
Shareholder reports and notices	66,996
Transfer agent fees and expenses (Class A shares) (Note 6)	14,760
Transfer agent fees and expenses (Class L shares) (Note 6)	2,218
Transfer agent fees and expenses (Class I shares) (Note 6)	12,057
Transfer agent fees and expenses (Class C shares) (Note 6)	6,378
Transfer agent fees and expenses (Class IS shares) (Note 6)	2,426
Transfer agent fees and expenses (Class IR shares) (Note 6)	1,946
Trustees' fees and expenses	481
Interest expenses	1,370
Other	106,843
Total Expenses	5,312,277
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(97,303)
Less: reimbursement of class specific expenses (Class IR shares) (Note 4)	(1,946)
Net Expenses	5,213,028
Net Investment Income	25,457,760

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statement of Operations For the year ended October 31, 2020

Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments (Net of $72,929 of Capital Gain Country Tax)	$341,779
Futures contracts	(2,627,850)
Swap agreements	4,001,048
Foreign currency forward exchange contracts	(1,492,404)
Foreign currency translation	(319,498)
Net Realized Loss	(96,925)
Change in Unrealized Appreciation (Depreciation) on:
Investments (Net of increase in deferred capital gain country tax of $86,384)	(5,266,946)
Investments in affiliates (Note 7)	(135,617)
Futures contracts	(132,584)
Swap agreements	(2,953,702)
Foreign currency forward exchange contracts	4,461,804
Foreign currency translation	(37,845)
Net Change in Unrealized Appreciation (Depreciation)	(4,064,890)
Net Loss	(4,161,815)
Net Increase	$21,295,945

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2020	FOR THE YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets: Operations:
Net investment income	$25,457,760	$24,404,232
Net realized gain (loss)	(96,925)	3,897,654
Net change in unrealized appreciation (depreciation)	(4,064,890)	24,537,513
Net Increase	21,295,945	52,839,399
Dividends and Distributions to Shareholders:
Class A shares	(3,515,665)	(4,315,675)
Class B shares*	—	(6,570)
Class L shares	(153,734)	(268,940)
Class I shares	(17,838,643)	(16,273,554)
Class C shares	(806,423)	(1,135,890)
Class IS shares	(7,803,109)	(8,701,331)
Class IR shares	(374)	(510)
Total Dividends and Distributions to Shareholders	(30,117,948)	(30,702,470)
Net increase from transactions in shares of beneficial interest	202,373,876	198,634,793
Net Increase	193,551,873	220,771,722
Net Assets:
Beginning of period	780,212,696	559,440,974
End of Period	$973,764,569	$780,212,696

*  All Class B shares were redeemed/converted to Class A shares as of March 26, 2019.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020

1. Organization and Accounting Policies

Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's primary investment objective is to seek a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares, Class C shares, Class IS shares and Class IR shares. The seven classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares, Class I shares, Class IS shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses. As of this reporting period, all Class B shares were redeemed/converted to Class A shares and there were no shares outstanding. Accordingly, no financial highlights have been presented for Class B.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors.

The following is a summary of significant accounting policies:

In March 2017, the Financial Accounting Standards Board ("FASB") issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities ("ASU 2017-08") which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $352,653.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting ("ASU 2020-04"), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other IBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc.(the "Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), each a wholly-owned subsidiary of the Morgan Stanley determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from the brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (6) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (7) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Senior Loans — Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

F. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

G. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2020:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$18,129,838	(a)	$—	$(18,129,838	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of $17,820,705, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of $712,563 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB Accounting Standards CodificationTM ("ASC") 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of October 31, 2020:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Corporate Bonds	$8,073,791	$—	$—	$—	$8,073,791
Investment Companies	6,565,849	—	—	—	6,565,849
Sovereign	3,181,065	—	—	—	3,181,065
Total Borrowings	$17,820,705	$—	$—	$—	$17,820,705
Gross amount of recognized liabilities for securities lending transactions					$17,820,705

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and

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assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

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The following is a summary of the inputs used to value the Fund's investments as of October 31, 2020:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Fixed Income Securities
Corporate Bonds	$—	$336,694,710	$—	†	$336,694,710	†
Sovereign	—	141,842,486	—		141,842,486
Agency Fixed Rate Mortgages	—	45,648,743	—		45,648,743
Asset-Backed Securities	—	151,755,231	—		151,755,231
Collateralized Mortgage Obligations — Agency Collateral Series	—	2,033,237	—		2,033,237
Commercial Mortgage-Backed Securities	—	22,758,725	—		22,758,725
Mortgages — Other	—	88,594,751	—		88,594,751
U.S. Treasury Securities	—	36,913,082	—		36,913,082
Senior Loan Interests	—	12,778,039	50,000		12,828,039
Total Fixed Income Securities	—	839,019,004	50,000	†	839,069,004	†
Investment Companies	32,747,870	—	—		32,747,870
Short-Term Investments
Sovereign	—	3,301,667	—		3,301,667
U.S. Treasury Securities	—	18,653,711	—		18,653,711
Investment Company	115,393,616	—	—		115,393,616
Floating Rate Note	—	1,565,463	—		1,565,463
Total Short-Term Investments	115,393,616	23,520,841	—		138,914,457
Foreign Currency Forward Exchange Contracts:	—	4,883,580	—		4,883,580
Futures Contracts	140,123	—	—		140,123
Total Assets	148,281,609	867,423,425	50,000	†	1,015,755,034	†
Liabilities:
Foreign Currency Forward Exchange Contracts:	—	(2,934,019)	—		(2,934,019)
Futures Contracts	(75,260)	—	—		(75,260)
Credit Default Swap Agreements	—	(2,990,953)	—		(2,990,953)
Total Liabilities	(75,260)	(5,924,972)	—		(6,000,232)
Total	$148,206,349	$861,498,453	$50,000	†	$1,009,754,802	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

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Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BOND
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	†
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2020	$—

†  Includes a security valued at zero.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission

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rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — The Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through

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either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into OTC swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the

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counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is included in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap

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valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2020:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$140,123	(d)	Variation margin on open futures contracts	$(75,260	)(d)
Credit Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreement	(2,990,953	)(d)
Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	$4,883,580		Unrealized depreciation on open foreign currency forward exchange contracts	(2,934,019)
		$5,023,703			$(6,000,232)

(d)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2020 in accordance with ASC 815:

  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(2,627,850)	$—	$—
Credit Risk	—	—	4,001,048
Currency Risk	—	(1,492,404)	—
Total	$(2,627,850)	$(1,492,404)	$4,001,048

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CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(132,584)	$—	$—
Credit Risk	—	—	(2,953,702)
Currency Risk	—	4,461,804	—
Total	$(132,584)	$4,461,804	$(2,953,702)

At October 31, 2020, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES(e)	ASSETS(f)	LIABILITIES(f)
Foreign Currency Forward Exchange Contracts	$4,883,580	$(2,934,019)

(e)  Excludes exchange-traded derivatives.

(f)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

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The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of October 31, 2020:

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group	$433,962	$—	$—	$433,962
Bank of America NA	234,721	(234,721)	—	0
Barclays Bank PLC	266,782	(113,667)	—	153,115
BNP Paribas SA	290,058	(277,437)	—	12,621
Citibank NA	2,574,167	(627,449)	(1,940,000)	6,718
Goldman Sachs International	318,841	(630)	(270,000)	48,211
JPMorgan Chase Bank NA	123,255	(123,255)	—	0
UBS AG	641,794	(641,794)	—	0
Total	$4,883,580	$(2,018,953)	$(2,210,000)	$654,627

GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
Bank of America NA	$256,142	$(234,721)	$—	$21,421
Barclays Bank PLC	113,667	(113,667)	—	0
BNP Paribas SA	277,437	(277,437)	—	0
Citibank NA	627,449	(627,449)	—	0
Goldman Sachs International	630	(630)	—	0
JPMorgan Chase Bank NA	265,535	(123,255)	—	142,280
Royal Bank of Canada (UK)	10,582	—	—	10,582
State Street Bank and Trust Co.	61,552	—	—	61,552
UBS AG	1,321,025	(641,794)	(466,384)	212,847
Total	$2,934,019	$(2,018,953)	$(466,384)	$448,682

For the year ended October 31, 2020, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$396,702,524
Futures Contracts:
Average monthly notional value	$132,031,378
Swap Agreements:
Average monthly notional amount	$37,426,879

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Notes to Financial Statements  ■  October 31, 2020 continued

4. Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.32% to the average net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with advisory services, subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class A, 1.24% for Class L, 0.60% for Class I, 1.70% for Class C, 0.57% for Class IS and 0.57% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended October 31, 2020, $1,946 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission

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credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2020, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2020, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $3,049 and $435, respectively, and received $145,858 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Fund pays DST a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2020, aggregated $1,012,470,586 and $822,287,566, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $263,900,510 and $198,541,282, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended October 31, 2020, advisory fees paid were reduced by $97,303 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the year ended October 31, 2020 is as follows:

AFFILIATED INVESTMENT COMPANY/ ISSUER	VALUE OCTOBER 31, 2019	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND/ INTEREST INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE OCTOBER 31, 2020
Liquidity Funds	$47,546,194	$551,660,377	$483,812,955	$312,600	$—	$—	$115,393,616
Morgan Stanley Capital I Trust	—	2,202,750	—	64,321	—	(135,617)	2,067,133
	$47,546,194	$553,863,127	$483,812,955	$376,921	$—	$(135,617)	$117,460,749

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Notes to Financial Statements  ■  October 31, 2020 continued

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2020, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $481. At October 31, 2020, the Fund had an accrued pension liability of $41,158, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended October 31, 2020, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

9. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2020		FOR THE YEAR ENDED OCTOBER 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	8,374,906	$47,209,286	9,273,004	$51,927,976
Conversion from Class B	—	—	55,287	304,844
Reinvestment of dividends	590,638	3,317,117	720,053	3,993,047
Redeemed	(8,616,299)	(48,029,091)	(5,418,416)	(30,153,670)
Net increase — Class A	349,245	2,497,312	4,629,928	26,072,197
CLASS B SHARES*
Exchanged	—	—	21,401	118,558
Conversion to Class A	—	—	(54,987)	(304,844)
Reinvestment of dividends	—	—	1,054	5,748
Redeemed	—	—	(8,161)	(45,499)
Net decrease — Class B	—	—	(40,693)	(226,037)
CLASS L SHARES
Exchanged	—	—	892	5,000
Reinvestment of dividends	26,322	147,722	47,043	259,555
Redeemed	(176,691)	(988,259)	(233,658)	(1,292,894)
Net decrease — Class L	(150,369)	(840,537)	(185,723)	(1,028,339)
CLASS I SHARES
Sold	67,475,610	384,884,279	43,708,172	247,944,229
Reinvestment of dividends	2,743,715	15,601,801	2,527,520	14,198,325
Redeemed	(33,491,196)	(186,719,722)	(25,016,625)	(139,960,308)
Net increase — Class I	36,728,129	213,766,358	21,219,067	122,182,246
CLASS C SHARES
Sold	1,923,139	10,920,761	1,848,874	10,323,976
Reinvestment of dividends	133,865	750,326	197,582	1,089,655
Redeemed	(1,584,838)	(8,881,691)	(1,658,001)	(9,267,049)
Net increase — Class C	472,166	2,789,396	388,455	2,146,582
CLASS IS SHARES
Sold	7,291,623	42,301,202	7,230,322	41,229,126
Reinvestment of dividends	1,360,361	7,721,307	1,548,922	8,701,055
Redeemed	(11,750,610)	(65,861,536)	(79,245)	(442,277)
Net increase (decrease) — Class IS	(3,098,626)	(15,839,027)	8,699,999	49,487,904
CLASS IR SHARES
Reinvestment of dividends	66	374	41	240
Net increase in Fund	34,300,611	$202,373,876	34,711,074	$198,634,793

*  All Class B shares were redeemed/converted to Class A shares as of March 26, 2019.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended October 31, 2020 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2020 and 2019 was as follows:

2020 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2019 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$30,117,948	$30,702,470

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at October 31, 2020:

TOTAL DISTRIBUTABLE EARNINGS	PAID-IN-CAPITAL
$5,737	$(5,737)

At October 31, 2020, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$1,510,224	$—

During the year ended October 31, 2020, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $1,317,085.

11. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or 1 month LIBOR rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the year ended October 31, 2020, the Fund did not have any borrowings under the Facility.

12. Other

At October 31, 2020, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 39.5%.

13. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund.

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak could impact the operations and financial performance of certain of the Fund's investments. The extent of the impact to the financial performance of the Fund's investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

14. LIBOR Risk

The Fund's investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate ("LIBOR"), Euro Interbank Offered Rate and other similar types of reference rates (each, a "Reference Rate"). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings from each other within certain financial markets. On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority ("FCA"),

Morgan Stanley Global Fixed Income Opportunities Fund

Notes to Financial Statements  ■  October 31, 2020 continued

which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after the end of 2021. This announcement and any additional regulatory or market changes may have an adverse impact on the Fund or its investments.

In advance of 2022, regulators and market participants are currently engaged in identifying successor Reference Rates ("Alternative Reference Rates"). Additionally, prior to the end of 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through marketwide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to the Fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of Alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by the Fund or on its overall financial condition or results of operations.

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2020		2019		2018		2017		2016(1)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.73		$5.54		$5.66		$5.49		$5.51
Income (loss) from investment operations:
Net investment income(2)	0.15		0.20		0.19		0.20		0.19
Net realized and unrealized gain (loss)	(0.00	)(3)	0.26		(0.13)		0.16		0.01
Total income from investment operations	0.15		0.46		0.06		0.36		0.20
Less distributions from:
Net investment income	(0.18)		(0.27)		(0.18)		(0.14)		(0.22)
Paid-in-capital	—		—		—		(0.05)		—
Total distributions	(0.18)		(0.27)		(0.18)		(0.19)		(0.22)
Net asset value, end of period	$5.70		$5.73		$5.54		$5.66		$5.49
Total Return	2.79	%(8)	8.55	%(4)	1.05	%(4)	6.66	%(4)	3.72	%(4)
Ratios to Average Net Assets:
Net expenses	0.82	%(5)	0.86	%(5)	0.89	%(5)(6)	0.90	%(5)	0.88	%(5)(7)
Net expenses excluding interest expenses	0.82	%(5)	N/A		N/A		N/A		N/A
Net investment income	2.71	%(5)	3.62	%(5)	3.45	%(5)(6)	3.66	%(5)	3.46	%(5)(7)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$112,310		$110,978		$81,598		$78,970		$87,515
Portfolio turnover rate	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of Class A shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.93%	3.41%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.90%	3.44%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2020		2019		2018		2017		2016(1)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.73		$5.54		$5.66		$5.49		$5.51
Income (loss) from investment operations:
Net investment income(2)	0.14		0.19		0.18		0.19		0.17
Net realized and unrealized gain (loss)	(0.00	)(3)	0.25		(0.13)		0.16		0.01
Total income from investment operations	0.14		0.44		0.05		0.35		0.18
Less distributions from:
Net investment income	(0.17)		(0.25)		(0.17)		(0.13)		(0.20)
Paid-in-capital	—		—		—		(0.05)		—
Total distributions	(0.17)		(0.25)		(0.17)		(0.18)		(0.20)
Net asset value, end of period	$5.70		$5.73		$5.54		$5.66		$5.49
Total Return	2.53	%(8)	8.25	%(4)	0.81	%(4)	6.41	%(4)	3.48	%(4)
Ratios to Average Net Assets:
Net expenses	1.07	%(5)	1.14	%(5)	1.13	%(5)(6)	1.13	%(5)	1.11	%(5)(7)
Net expenses excluding interest expenses	1.07	%(5)	N/A		N/A		N/A		N/A
Net investment income	2.47	%(5)	3.38	%(5)	3.22	%(5)(6)	3.42	%(5)	3.23	%(5)(7)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$4,667		$5,557		$6,399		$8,263		$9,909
Portfolio turnover rate	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class L shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.16%	3.19%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.13%	3.21%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2020		2019		2018		2017		2016(1)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.80		$5.60		$5.72		$5.55		$5.57
Income (loss) from investment operations:
Net investment income(2)	0.17		0.22		0.21		0.22		0.21
Net realized and unrealized gain (loss)	(0.00	)(3)	0.26		(0.13)		0.16		0.00	(3)
Total income from investment operations	0.17		0.48		0.08		0.38		0.21
Less distributions from:
Net investment income	(0.20)		(0.28)		(0.20)		(0.16)		(0.23)
Paid-in-capital	—		—		—		(0.05)		—
Total distributions	(0.20)		(0.28)		(0.20)		(0.21)		(0.23)
Net asset value, end of period	$5.77		$5.80		$5.60		$5.72		$5.55
Total Return	3.03	%(8)	8.93	%(4)	1.34	%(4)	6.93	%(4)	4.00	%(4)
Ratios to Average Net Assets:
Net expenses	0.55	%(5)	0.59	%(5)	0.59	%(5)(6)	0.57	%(5)	0.57	%(5)(7)
Net expenses excluding interest expenses	0.55	%(5)	N/A		N/A		N/A		N/A
Net investment income	2.97	%(5)	3.88	%(5)	3.74	%(5)(6)	3.99	%(5)	3.77	%(5)(7)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$635,329		$425,720		$292,269		$216,306		$173,507
Portfolio turnover rate	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class I shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.65%	3.68%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.60%	3.74%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2020		2019		2018		2017		2016(1)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.72		$5.53		$5.65		$5.49		$5.51
Income (loss) from investment operations:
Net investment income(2)	0.11		0.16		0.15		0.16		0.15
Net realized and unrealized gain (loss)	(0.00	)(3)	0.26		(0.13)		0.15		0.01
Total income from investment operations	0.11		0.42		0.02		0.31		0.16
Less distributions from:
Net investment income	(0.14)		(0.23)		(0.14)		(0.10)		(0.18)
Paid-in-capital	—		—		—		(0.05)		—
Total distributions	(0.14)		(0.23)		(0.14)		(0.15)		(0.18)
Net asset value, end of period	$5.69		$5.72		$5.53		$5.65		$5.49
Total Return	2.05	%(8)	7.77	%(4)	0.34	%(4)	5.76	%(4)	3.03	%(4)
Ratios to Average Net Assets:
Net expenses	1.55	%(5)	1.59	%(5)	1.61	%(5)(6)	1.58	%(5)	1.58	%(5)(7)
Net expenses excluding interest expenses	1.55	%(5)	N/A		N/A		N/A		N/A
Net investment income	1.98	%(5)	2.91	%(5)	2.73	%(5)(6)	2.98	%(5)	2.76	%(5)(7)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$32,395		$29,890		$26,741		$23,255		$21,673
Portfolio turnover rate	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class C shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	1.65%	2.69%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.61%	2.73%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary. Does not reflect the deduction of sales charge.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2020		2019		2018		2017		2016(1)
Class IS Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.80		$5.61		$5.72		$5.55		$5.57
Income (loss) from investment operations:
Net investment income(2)	0.17		0.23		0.22		0.23		0.21
Net realized and unrealized gain (loss)	(0.00	)(3)	0.25		(0.13)		0.15		0.01
Total income from investment operations	0.17		0.48		0.09		0.38		0.22
Less distributions from:
Net investment income	(0.20)		(0.29)		(0.20)		(0.16)		(0.24)
Paid-in-capital	—		—		—		(0.05)		—
Total distributions	(0.20)		(0.29)		(0.20)		(0.21)		(0.24)
Net asset value, end of period	$5.77		$5.80		$5.61		$5.72		$5.55
Total Return	3.11	%(8)	9.01	%(4)	1.40	%(4)	6.99	%(4)	4.07	%(4)
Ratios to Average Net Assets:
Net expenses	0.47	%(5)	0.51	%(5)	0.53	%(5)(6)	0.51	%(5)	0.49	%(5)(7)
Net expenses excluding interest expenses	0.47	%(5)	N/A		N/A		N/A		N/A
Net investment income	3.07	%(5)	3.97	%(5)	3.82	%(5)(6)	4.05	%(5)	3.85	%(5)(7)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$189,052		$208,058		$152,197		$210,777		$195,039
Portfolio turnover rate	106%		94%		89%		84%		120%

(1)  Reflects prior period custodian out-of-pocket expenses that were reimbursed in September 2016. The amount of the reimbursement was immaterial on a per share basis and did not impact the total return of the Class IS shares.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2018	0.56%	3.79%

(7)  If the Fund had not received the reimbursement from the custodian, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	0.53%	3.81%

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,				PERIOD FROM JUNE 15, 2018(1)
					TO
	2020		2019		OCTOBER 31, 2018
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$5.81		$5.61		$5.68
Income (loss) from investment operations:
Net investment income(2)	0.17		0.22		0.05
Net realized and unrealized gain (loss)	(0.01)		0.27		(0.03)
Total income from investment operations	0.16		0.49		0.02
Less distributions from:
Net investment income	(0.20)		(0.29)		(0.09)
Net asset value, end of period	$5.77		$5.81		$5.61
Total Return	2.93	%(8)	9.00	%(3)	0.31	%(3)(6)
Ratios to Average Net Assets:
Net expenses	0.47	%(4)(5)	0.51	%(4)(5)	0.53	%(4)(5)(7)
Net expenses excluding interest expenses	0.47	%(4)(5)	N/A		N/A
Net investment income	2.97	%(4)(5)	3.89	%(4)(5)	3.75	%(4)(5)(7)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$11		$10		$10
Portfolio turnover rate	106%		94%		89%

(1)  Commencement of Offering.

(2)  The per share amounts were computed using an average number of shares outstanding during the period.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

(5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
October 31, 2020	19.09%	(15.65)%
October 31, 2019	21.28	(16.88)
October 31, 2018	13.16	(8.88)

(6)  Not annualized.

(7)  Annualized.

(8)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Fund Report and Performance Summary.

See Notes to Financial Statements

Morgan Stanley Global Fixed Income Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Global Fixed Income Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Fixed Income Opportunities Fund (the "Fund"), including the portfolio of investments, as of October 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.

Boston, Massachusetts
December 23, 2020

Morgan Stanley Global Fixed Income Opportunities Fund

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2019, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee

Morgan Stanley Global Fixed Income Opportunities Fund

Investment Advisory Agreement Approval (unaudited) continued

and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's

Morgan Stanley Global Fixed Income Opportunities Fund

Investment Advisory Agreement Approval (unaudited) continued

operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of COVID-19 on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Global Fixed Income Opportunities Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on April 22-23, 2020, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from December 1, 2018, through December 31, 2019, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited)  April 2019

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Questions?  Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued  April 2019

Who we are

Who is providing this notice?	Morgan Stanley Investment Management, Inc. and its affiliated registered investment advisers, registered broker-dealers, and registered and unregistered funds ("MSIM")

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates' everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Global Fixed Income Opportunities Fund

Privacy Notice (unaudited) continued  April 2019

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ■ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ■ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Global Fixed Income Opportunities Fund

Director and Officer Information (unaudited)

Independent Trustees:

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year 1944	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub- Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire;
			awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).	86

Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Trustee of Fairhaven United Methodist Church; Member of the Board of Advisors of the Dolphin Scholarship Foundation; Director of other various non-profit organizations; formerly, Director of BP p.l.c. (November 2010-May 2019)

Kathleen A. Dennis c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas, 22nd Floor New York, NY 10036 Birth Year 1953	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	86	Director of various non-profit organizations.

Morgan Stanley Global Fixed Income Opportunities Fund

Director and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Nancy C. Everett c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas, 22nd Floor New York, NY 10036 Birth Year 1955	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	87

Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas, 22nd Floor New York, NY 10036 Birth Year 1957	Trustee	Since January 2015	Chairman, Opus Capital Group (since January 1996); formerly, Chief Executive Officer, Opus Capital Group (1996-2019); Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005- July 2008).	87

Director of Service Corporation International and Member, Audit Committee and Investment Committee; Director of Cincinnati Bell Inc. and Member, Audit Committee and Governance and Nominating Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008); Member, Service Provider Committee (2005-2008) and Director of Best Transport (2006-2019).

Morgan Stanley Global Fixed Income Opportunities Fund

Director and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson c/o Johnson Smick International, Inc. 220 I Street, NE — Suite 200 Washington, D.C. 20002 Birth Year 1949	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co- Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	86	Director of NVR, Inc. (home construction).
Joseph J. Kearns c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas, 22nd Floor New York, NY 10036 Birth Year 1942	Trustee	Since August 1994	Senior Adviser, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); Director, Rubicorn Investments (since February 2019); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust (1982-1999).	87	Prior to August 10, 2016, Director of Electro Rent Corporation (equipment leasing); Prior to December 31, 2013, Director of The Ford Family Foundation.

Morgan Stanley Global Fixed Income Opportunities Fund

Director and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas, 22nd Floor New York, NY 10036 Birth Year 1958	Trustee	Since August 2006

Managing Director, Aetos Alternatives Management, LP (since March 2000); Co-President, Aetos Alternatives Management, LP (since January 2004) and Co-Chief Executive Officer of Aetos Alternatives Management, LP (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and President, various Morgan Stanley Funds (June 1998-March 2000); Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				86	Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Patricia Maleski c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas, 22nd Floor New York, NY 10036 Birth Year 1960	Trustee	Since January 2017	Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer-Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	87	None.

Morgan Stanley Global Fixed Income Opportunities Fund

Director and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
W. Allen Reed c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas, 22nd Floor New York, NY 10036 Birth Year 1947	Chair of the Board and Trustee	Chair of the Boards since August 2020 and Trustee since August 2006	Chair of the Boards of various Morgan Stanley Funds (since August 2020); Chairperson of the Governance Committee; Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Vice Chair of the Boards of various Morgan Stanley Funds (January 2020-August 2020); President and Chief Executive Officer of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	86	Formerly, Director of Legg Mason, Inc. (2006-2019); and Director of the Auburn University Foundation (2010-2015).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2019) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Global Fixed Income Opportunities Fund

Director and Officer Information (unaudited) continued

Executive Officers:

of Executive Officer	Name, Address and Birth Year Registrant	Position(s) Held with Time Served*	Length of Principal Occupation(s) During Past 5 Years
John H. Gernon 522 Fifth Avenue New York, NY 10036 Birth Year 1963	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Public Markets Product Development (since 2006).

Timothy J. Knierim 522 Fifth Avenue New York, NY 10036 Birth Year 1959	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (since 2014). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

Francis J. Smith 522 Fifth Avenue New York, NY 10036 Birth Year 1965	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin 522 Fifth Avenue New York, NY 10036 Birth Year 1967	Secretary	Since June 1999	Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).
Michael J. Key 522 Fifth Avenue New York, NY 10036 Birth Year 1979	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Executive Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and qualifies.

Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2020 Morgan Stanley

DINANN
3347349 EXP 12.31.21

Item 2. Code of Ethics.

(a)       The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       No information need be disclosed pursuant to this paragraph.

(c)       Not applicable.

(d)       Not applicable.

(e)       Not applicable.

(f)

(1)       The registrant’s Code of Ethics is attached hereto as Exhibit 13 A.

(2)       Not applicable.

(3)       Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2020

	Registrant		Covered Entities(1)
Audit Fees	$69,026		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$—	(3)	$306,320	(4)
All Other Fees	$—		$30,000	(5)
Total Non-Audit Fees	$—		$336,320

Total	$69,026		$336,320

2019

	Registrant		Covered Entities(1)
Audit Fees	$68,026		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$6,048	(3)	$507,296	(4)
All Other Fees	$—		$144,110	(5)
Total Non-Audit Fees	$6,048		$651,406

Total	$74,074		$651,406

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004 AND JUNE 12 AND 13, 20193

1.	Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

3    This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

2.	Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.	Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix A. All other Audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-CEN and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix A. All other Audit-related services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.	Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix A. All Tax services in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.	All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix A. Permissible All Other services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.	Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.	Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Principal Financial and Accounting Officer and must include a detailed description of the services to be rendered. The Fund’s Principal Financial and Accounting Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee or Chairperson of the Audit Committee will be submitted to the Audit Committee by the Fund's Principal Financial and Accounting Officer, who, after consultation with the Independent Auditors, will discuss whether, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Principal Financial and Accounting Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Principal Financial and Accounting Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Principal Financial and Accounting Officer and management will immediately report to the Chairperson of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Principal Financial and Accounting Officer or any member of management.

9.	Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with the PCAOB’s Ethics and Independence Rule 3526, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.	Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Funds

Morgan Stanley & Co. LLC

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

Morgan Stanley Smith Barney LLC

Morgan Stanley Capital Management LLC

Morgan Stanley Asia Limited

Morgan Stanley Services Group

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

APPENDIX A

Pre-Approved Audit Services

Service Range of Fees
	The Fund(s)	Covered Entities
Statutory audits or financial audits for the Funds	For a complete list of fees, please contact the legal department **	N/A

Services associated with SEC registration statements (including new fund filings/seed audits), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters

	*	*

Consultations by the Fund’s management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be “audit related” services rather than “audit” services)

	*	*

Pre-Approved Audit-Related Services

Service Range of Fees
	The Fund(s)	Covered Entities
Attest procedures not required by statute or regulation	*	*
Due diligence services pertaining to potential fund mergers	*	*

Consultations by the Fund’s management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be “audit” services rather than “audit-related” services)

	*	*
General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act	*	*

Pre-Approved Tax Services

Service Range of Fees
	The Fund(s)	Covered Entities
U.S. federal, state and local tax planning and advice	*	*
U.S. federal, state and local tax compliance	*	*
International tax planning and advice	*	*
International tax compliance	*	*
Review/preparation of federal, state, local and international income, franchise, and other tax returns	$400,000 PwC	N/A
Identification of Passive Foreign Investment Companies PwC ITV Tool – assist in determining which Fund holdings have foreign capital gains tax exposure	$150,000 PwC $125,000 PwC	* *
Foreign Tax Services - Preparation of local foreign tax returns and assistance with local tax compliance issues (including maintenance of transaction schedules, assistance in periodic tax remittances, tax registration, representing funds before foreign revenue authorities and assistance with assessment orders)	$500,000 PwC/EY	*
Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies	*	*
Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund’s tax compliance function)	*	*

Pre-Approved All Other Services

Service Range of Fees
	The Fund(s)	Covered Entities
Risk management advisory services, e.g., assessment and testing of security infrastructure controls	*	*

*Aggregate fees related to the pre-approved services will be limited to 10% of the 2020/2021 annual fees for audit and tax services (see fee schedule distributed by the Auditors).

** Audit and tax services for new funds/portfolios will be subject to the maximum audit and tax fee for a fund/portfolio on fee schedule distributed by the Auditors.

Prohibited Non-Audit Services

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client
•	Financial information systems design and implementation
•	Appraisal or valuation services, fairness opinions or contribution-in-kind reports
•	Actuarial services
•	Internal audit outsourcing services
•	Management functions
•	Human resources
•	Broker-dealer, investment adviser or investment banking services
•	Legal services
•	Expert services unrelated to the audit

Item 5. Audit Committee of Listed Registrants.

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and W. Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 Certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Fixed Income Opportunities Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 17, 2020

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2020